Registration No. 33-31755
                                                                        811-5880
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 11

                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT No. 12


                                  ------------


                         THE GUARDIAN SEPARATE ACCOUNT D
                           (Exact Name of Registrant)


                                  ------------


                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)
                   7 Hanover Square, New York, New York 10004
          (Complete address of depositor's principal executive offices)
        Depositor's Telephone Number, including Area Code: (212) 598-8359


                                  ------------

                          RICHARD T. POTTER, JR., ESQ.
                 The Guardian Insurance & Annuity Company, Inc.
                              201 Park Avenue South
                            New York, New York 10003

                     (Name and address of agent for service)

                                    Copy to:
                              STEPHEN E. ROTH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                                  ------------

          It is proposed that this filing will become effective (check appropriate box):

               |_|  immediately upon filing pursuant to paragraph (b) of Rule
                    485

               |X|  on May 1, 1999 pursuant to paragraph (b) of Rule 485

               |_|  60 days after filing pursuant to paragraph (a)(1) of Rule
                    485
               |_|  on (date) pursuant to paragraph (a)(1) of Rule 485
               |_|  75 days after filing pursuant to paragraph (a)(2) of Rule
                    485
               |_|  on (date) pursuant to paragraph (a)(2) of Rule 485.

          If appropriate, check the following box:

               |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                  ------------


     The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most fiscal year was filed on March 26, 1999.


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

                         THE GUARDIAN SEPARATE ACCOUNT D

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                       Location

Part A
Item  1.  Cover Page................................    Cover


Item  2.  Definitions...............................    Special Terms Used in
                                                          This Prospectus

Item  3.  Synopsis..................................    Summary: What is a
                                                          variable annuity
                                                          contract and how does
                                                          it work; Costs and
                                                          Expenses

Item  4.  Condensed Financial Information...........    Summary Financial
                                                          Information About the
                                                          Separate Account

Item  5.  General Description of Registrant,
            Depositor and Portfolio Companies ......    The Guardian Insurance
                                                          & Annuity Company,
                                                          Inc. Variable
                                                          Investment Options;
                                                          Fixed-Rate Option;
                                                          Voting Rights

Item  6.  Deductions................................    Expenses; Costs and
                                                          Expenses; Distribution
                                                          of the Contracts

Item  7.  General Description of Variable
            Annuity Contracts.......................    Summary: What is a
                                                          variable annuity
                                                          contract and how does
                                                          it work?

Item  8.  Annuity Period............................    The Annuity Period

Item  9.  Death Benefit.............................    Death Benefits; Enhanced
                                                          Death Benefits

Item 10.  Purchases and Contract Value..............    Buying a Contract; the
                                                          Accumulation Period


Item 11.  Redemptions...............................    Surrenders and Partial
                                                          Withdrawals

Item 12.  Taxes.....................................    Federal Tax Matters

Item 13.  Legal Proceedings.........................    Legal Proceedings


Item 14.  Table of Contents of the Statement of
            Additional Information..................    Where to get more
                                                          Information


Part B
Item 15.  Cover Page................................    Cover Page

Item 16.  Table of Contents.........................    Table of Contents

Item 17.  General Information and History...........    Not Applicable

Item 18.  Services..................................    Services to the Separate
                                                          Account

Item 19.  Purchase of Securities Being Offered......    Valuation of Assets of
                                                          the Separate Account;
                                                          Transferability
                                                          Restrictions

Item 20.  Underwriters..............................    Services to the Separate
                                                          Account

Item 21.  Calculation of Performance Data...........    Performance Data

Item 22.  Annuity Payments..........................    Annuity Payments

Item 23.  Financial Statements......................    Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

May 1, 1999

THE GUARDIAN INVESTOR
INDIVIDUAL VARIABLE ANNUITY
CONTRACT PROSPECTUS

This prospectus describes two types of Individual Deferred Variable Annuity Contracts, the Single Premium Payment Contract and the Flexible Premium Payment Contract. It contains important information that you should know before investing in the contracts. Please read this prospectus carefully, along with the accompanying fund prospectuses, and keep them for future reference.

The contracts are issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC) through its Separate Account D (the Separate Account). They are designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the owner or annuitant dies before annuity payments begin.

The Single Premium Payment Contract requires a minimum investment of $5,000, while the Flexible Premium Payment Contract requires a minimum initial premium payment of $500 ($1,000 in New York State). Your premiums may be invested in up to six variable investment options or five variable investment options and a fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. The prospectuses for these funds are attached.

The Guardian Stock Fund, Inc.
The Guardian Bond Fund, Inc.
The Guardian Cash Fund, Inc.
GIAC Funds, Inc.
   Baillie Gifford International Fund
   Baillie Gifford Emerging Markets Fund
   The Guardian Small Cap Stock Fund
Value Line Strategic Asset Management Trust
Value Line Centurion Fund
Gabelli Capital Series Funds, Inc.
   Gabelli Capital Asset Fund
MFS Variable Insurance Trust
   MFS Growth With Income Series

A Statement of Additional Information about the contracts and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.

The Statement of Additional Information, which is also dated May 1, 1999, is incorporated by reference into this prospectus.

--------------------------------------------------------------------------------
These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contracts are not a deposit or obligation of or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.
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

--------------------------------------------------------------------------------
      CONTENTS
--------------------------------------------------------------------------------

Annuity Contract Prospectus

Summary ...................................................................    1

-- What is a variable annuity contract and how does it work? ..............    1

-- The accumulation period ................................................    1

-- The annuity period .....................................................    1

-- Other contract features ................................................    1

-- Expenses ...............................................................    2

-- Deciding to purchase a contract ........................................    2

The Guardian Insurance & Annuity Company, Inc. ............................    6

Buying a contract .........................................................    6

-- The application form ...................................................    6

-- Payments ...............................................................    7

The accumulation period ...................................................    7

-- How we allocate your premium payments ..................................    7

-- The Separate Account ...................................................    8

-- Variable investment options ............................................    9

-- Fixed-rate option ......................................................   12

-- Transfers ..............................................................   13

-- Surrenders and partial withdrawals .....................................   14

-- Managing your annuity ..................................................   15

The annuity period ........................................................   17

-- When annuity payments begin ............................................   17

-- How your annuity payments are calculated ...............................   17

-- Variable annuity payout options ........................................   17

-- Fixed-rate annuity payout options ......................................   18

Other contract features ...................................................   19

-- Death benefits .........................................................   19

-- Enhanced death benefits ................................................   19

-- Financial information ..................................................   20

-- How we calculate unit values ...........................................   20

-- Summary financial information about the Separate Account ...............   21

-- Contract costs and expenses ............................................   27

-- Federal tax matters ....................................................   29

-- Our income taxes .......................................................   33

-- Possible tax law changes ...............................................   33

-- Performance results ....................................................   33

Your rights and responsibilities ..........................................   35

-- Voting rights ..........................................................   35

-- Your right to cancel the contract ......................................   35

-- Distribution of the contracts ..........................................   35

Special terms used in this prospectus .....................................   36

Other information .........................................................   37

-- Year 2000 compliance ...................................................   37

-- Legal Proceedings ......................................................   38

-- Where to get more information ..........................................   38

--------------------------------------------------------------------------------
      SUMMARY
      WHAT IS A VARIABLE ANNUITY CONTRACT AND HOW DOES IT WORK?
--------------------------------------------------------------------------------

A VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.

The accumulation period

During the accumulation period, these contracts allow you to allocate your net premium payments and accumulation value to as many as six variable investment options, or five variable investment options and a fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contracts during the accumulation period, or the total amount of annuity payments made under the contracts, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contracts guarantee that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 10 investment divisions, corresponding to 10 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

The annuity period

Payments to the annuitant under these contracts must begin no later than his or her 85th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

You may select one or a combination of three annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

These payout options are available on either a variable or fixed-rate basis. They're described in more detail in the section titled The annuity period.

Other contract features

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contracts also give you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not avail-

                                                                   PROSPECTUS 1
able once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals.

Expenses

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options

      Management fees and other expenses associated with the Funds ranged from .52% to 1.49% in 1998. Actual charges will depend on the variable investment options you select.

o     Mortality and expense risk charges

      1.15% annually of the net asset value of your variable investment options.

o     Administrative expenses

      $35 annually will be deducted from the accumulation value of your contract.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of 1% to 6% against any amount that you withdraw that has been in your contract for less than eight years. The actual amount will depend on the number of years the amount has been invested.

o     Enhanced death benefit expense

      If you choose this benefit, the annual expense is 0.30% of the net asset value of your variable investment options.

o     Premium taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that varies from 0.5% to 3.5% of premiums paid to the contract.

Deciding to purchase a contract

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free look period. The period may be longer than 10 days in some states.

Please see Financial information: Summary of financial information about the Separate Account for more information about Separate Account D and unit values.

Please see Special terms used in this prospectus for definitions of key terms.


2  PROSPECTUS

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                                  EXPENSE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Charge Imposed on Purchases: ....................................  None
Transfer Fee: Currently, none (may charge $25 for each transfer)
  Contingent Deferred Sales Charge:

(1) Single Premium Payment Contracts:(1)

In connection with Single Premium Payment Contracts, the following charges will be assessed upon amounts withdrawn during the first seven Contract years measured from the date of issue.

                          Number of
                         Contract Years               Contingent
                     Completed from Date of       Deferred Sales
                       the Premium Payment     Charge Percentage(1)
                     ----------------------    -----------------
                               1                      6%
                               2                      6%
                               3                      5%
                               4                      4%
                               5                      3%
                               6                      2%
                               7                      1%
                               8+                     0%

--------------------------------------------------------------------------------
(2) Flexible Premium Payment Contracts:(2)

In connection with Flexible Premium Payment Contracts, this charge will be the lesser of:

o 6% of the total payments made during the 84 months immediately preceding the date of withdrawal, or

o     6% of the total amount being withdrawn.

Annual Contract Administration Fee:
Single Premium Payment Contract ..........................................   $35
Flexible Premium Payment Contract ........................................   $35

Separate Account Level Annual Expenses:

                                                  For Contract     For Contract
                                                       Without             With
                                                      Enhanced         Enhanced
                                                 Death Benefit    Death Benefit
                                                 -------------    -------------
(as a percentage of daily net asset value)
Mortality and Expense Risk Charge ...............        1.15%             1.15%
Account Fees and Expenses .......................           0%                0%
Enhanced Death Benefit Charge ...................           0%              .30%
                                                         ----              ----
Total Separate Account Annual Expenses ..........        1.15%             1.45%

--------------------------------------------------------------------------------
                        Annual Expenses of the Funds:(3)
                     (as a percentage of average net assets)

                                                                      Total Fund
                                               Management      Other   Operating
                                                     Fees   Expenses    Expenses
                                               ----------   --------   ---------
The Guardian Cash Fund .......................       .50%       .03%        .53%
The Guardian Bond Fund .......................       .50%       .05%        .55%
The Guardian Stock Fund ......................       .50%       .02%        .52%
The Guardian Small Cap Stock Fund ............       .75%       .14%        .89%
Baillie Gifford International Fund ...........       .80%       .18%        .98%
Baillie Gifford Emerging Markets Fund ........      1.00%       .49%       1.49%
Value Line Centurion Fund ....................       .50%       .09%        .59%
Value Line Strategic Asset Management Trust ..       .50%       .08%        .58%
Gabelli Capital Asset Fund ...................      1.00%       .12%       1.12%
MFS Growth With Income Series(4)..............       .75%       .20%        .95%

--------------------------------------------------------------------------------
(1) After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) 10% of the accumulation value on the date of the first withdrawal in the current contract year, or (ii) 10% of the amount of the single premium payment. For contracts issued in Section 1035 exchanges or in certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. The amount used to calculate this charge will not exceed the single premium payment, and the charge will not exceed 6% of the amount being withdrawn, as outlined in the table above.

(2) After the first contract year, you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) 10% of the accumulation value on the date of the first withdrawal in the current contract year, or (ii) 10% of the total premiums paid under the contract in the 84 months immediately preceding the date of your withdrawal. For contracts issued in Section 1035 exchanges or in certain IRA transfers or rollovers, this privilege may also be exercised in the first contract year. This charge will not exceed 6% of the total premiums paid in the 84 months preceding the date of your withdrawal.

(3) These percentages reflect the actual fees and expenses incurred by each Fund during the year ended December 31, 1998. The percentages for Value Line Centurion Fund and Value Line Strategic Asset Management Trust reflect (as part of "Other Expenses" and "Total Fund Operating Expenses") the effects of expense reimbursement arrangements pursuant to which each of these Funds reimburses GIAC for certain administrative and shareholder servicing expenses incurred by GIAC on their behalf.

(4) Prior to October 2, 1998, the Adviser of MFS Growth With Income Series agreed to bear expenses for the Series, subject to reimbursement by the Series, such that the Series "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. In 1998, actual "Other Expenses" and "Total Fund Operating Expenses" for the Series were .13% and .88%, respectively.

--------------------------------------------------------------------------------


                                                                  PROSPECTUS  3

The table on the preceding page will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.

             Comparison of Contract Expenses Among Underlying Funds
       For Single Premium (SP) and Flexible Premium (FP) Payment Contracts

                                 Basic Contract

---------------------------------------------------------------------------------------------------------------
                                        If you surrender your                  If you do not surrender
                                        contract at the end of the             or you annuitize at the end of
                                        applicable time period:                the applicable time period:

                                              You would pay the                      You would pay the
                                        following expenses on a $1,000         following expenses on a $1,000
                                        investment, assuming a 5%              investment, assuming a 5%
                                        annual return on assets:               annual return on assets:

                                          Single Premium and Flexible            Single Premium and Flexible
                                               Premium Contracts                      Premium Contracts
                                      -------------------------------------------------------------------------
                                       1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.       1 Yr.   3 Yrs.   5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN CASH FUND              $79 SP   $107 SP  $129 SP  $214 SP      $19 SP   $57 SP   $99 SP  $214 SP
                                      $79 FP   $117 FP  $159 FP  $214 FP      $19 FP   $57 FP   $99 FP  $214 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN BOND FUND              $79 SP   $108 SP  $130 SP  $216 SP      $19 SP   $58 SP   $100 SP $216 SP
                                      $79 FP   $118 FP  $160 FP  $216 FP      $19 FP   $58 FP   $100 FP $216 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN STOCK FUND             $78 SP   $107 SP  $128 SP  $213 SP      $18 SP   $57 SP   $98 SP  $213 SP
                                      $78 FP   $117 FP  $158 FP  $213 FP      $18 FP   $57 FP   $98 FP  $213 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN SMALL CAP STOCK        $82 SP   $119 SP  $148 SP  $253 SP      $22 SP   $69 SP   $118 SP $253 SP
    FUND                              $82 FP   $129 FP  $178 FP  $253 FP      $22 FP   $69 FP   $118 FP $253 FP
---------------------------------------------------------------------------------------------------------------
  BAILLIE GIFFORD INTERNATIONAL       $83 SP   $122 SP  $153 SP  $262 SP      $23 SP   $72 SP   $123 SP $262 SP
    FUND                              $83 FP   $132 FP  $183 FP  $262 FP      $23 FP   $72 FP   $123 FP $262 FP
---------------------------------------------------------------------------------------------------------------
  BAILLIE GIFFORD EMERGING            $89 SP   $138 SP  $179 SP  $315 SP      $29 SP   $88 SP   $149 SP $315 SP
    MARKETS FUND                      $89 FP   $148 FP  $209 FP  $315 FP      $29 FP   $88 FP   $149 FP $315 FP
---------------------------------------------------------------------------------------------------------------
  VALUE LINE CENTURION FUND           $79 SP   $109 SP  $132 SP  $220 SP      $19 SP   $59 SP   $102 SP $220 SP
                                      $79 FP   $119 FP  $162 FP  $220 FP      $19 FP   $59 FP   $102 FP $220 FP
---------------------------------------------------------------------------------------------------------------
  VALUE LINE STRATEGIC ASSET          $79 SP   $109 SP  $131 SP  $219 SP      $19 SP   $59 SP   $101 SP $219 SP
    MANAGEMENT TRUST                  $79 FP   $119 FP  $161 FP  $219 FP      $19 FP   $59 FP   $101 FP $219 FP
---------------------------------------------------------------------------------------------------------------
  GABELLI CAPITAL ASSET FUND          $85 SP   $126 SP  $160 SP  $277 SP      $25 SP   $76 SP   $130 SP $277 SP
                                      $85 FP   $136 FP  $190 FP  $277 FP      $25 FP   $76 FP   $130 FP $277 FP
---------------------------------------------------------------------------------------------------------------
  MFS GROWTH WITH INCOME SERIES       $83 SP   $121 SP  $151 SP  $259 SP      $23 SP   $71 SP   $121 SP $259 SP
                                      $83 FP   $131 FP  $181 FP  $259 FP      $23 FP   $71 FP   $121 FP $259 FP
---------------------------------------------------------------------------------------------------------------


4  PROSPECTUS

             Comparison of Contract Expenses Among Underlying Funds
       For Single Premium (SP) and Flexible Premium (FP) Payment Contracts

                      Contract with Enhanced Death Benefit

---------------------------------------------------------------------------------------------------------------
                                        If you surrender your                 If you do not surrender
                                        contract at the end of the            or you annuitize at the end of
                                        applicable time period:               the applicable time period:

                                              You would pay the                     You would pay the
                                        following expenses on a $1,000        following expenses on a $1,000
                                        investment, assuming a 5%             investment, assuming a 5%
                                        annual return on assets:              annual return on assets:

                                          Single Premium and Flexible           Single Premium and Flexible
                                               Premium Contracts                     Premium Contracts
                                      -------------------------------------------------------------------------
                                       1 Yr.   3 Yrs.   5 Yrs.   10 Yrs.       1 Yr.   3 Yrs.   5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN CASH FUND              $82 SP   $117 SP  $145 SP  $246 SP      $22 SP   $67 SP   $115 SP $246 SP
                                      $82 FP   $127 FP  $175 FP  $246 FP      $22 FP   $67 FP   $115 FP $246 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN BOND FUND              $82 SP   $117 SP  $146 SP  $249 SP      $22 SP   $67 SP   $116 SP $249 SP
                                      $82 FP   $127 FP  $176 FP  $249 FP      $22 FP   $67 FP   $116 FP $249 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN STOCK FUND             $82 SP   $117 SP  $144 SP  $245 SP      $22 SP   $67 SP   $114 SP $245 SP
                                      $82 FP   $127 FP  $174 FP  $245 FP      $22 FP   $67 FP   $114 FP $245 FP
---------------------------------------------------------------------------------------------------------------
  THE GUARDIAN SMALL CAP STOCK        $85 SP   $128 SP  $164 SP  $284 SP      $25 SP   $78 SP   $134 SP $284 SP
    FUND                              $85 FP   $138 FP  $194 FP  $284 FP      $25 FP   $78 FP   $134 FP $284 FP
---------------------------------------------------------------------------------------------------------------
  BAILLIE GIFFORD INTERNATIONAL       $86 SP   $131 SP  $168 SP  $294 SP      $26 SP   $81 SP   $138 SP $294 SP
    FUND                              $86 FP   $141 FP  $198 FP  $294 FP      $26 FP   $81 FP   $138 FP $294 FP
---------------------------------------------------------------------------------------------------------------
  BAILLIE GIFFORD EMERGING            $92 SP   $147 SP  $195 SP  $345 SP      $32 SP   $97 SP   $165 SP $345 SP
    MARKETS FUND                      $92 FP   $157 FP  $225 FP  $345 FP      $32 FP   $97 FP   $165 FP $345 FP
---------------------------------------------------------------------------------------------------------------
  VALUE LINE CENTURION FUND           $82 SP   $119 SP  $148 SP  $253 SP      $22 SP   $69 SP   $118 SP $253 SP
                                      $82 FP   $129 FP  $178 FP  $253 FP      $22 FP   $69 FP   $118 FP $253 FP
---------------------------------------------------------------------------------------------------------------
  VALUE LINE STRATEGIC ASSET          $82 SP   $118 SP  $147 SP  $252 SP      $22 SP   $68 SP   $117 SP $252 SP
    MANAGEMENT TRUST                  $82 FP   $128 FP  $177 FP  $252 FP      $22 FP   $68 FP   $117 FP $252 FP
---------------------------------------------------------------------------------------------------------------
  GABELLI CAPITAL ASSET FUND          $88 SP   $135 SP  $176 SP  $308 SP      $28 SP   $85 SP   $146 SP $308 SP
                                      $88 FP   $145 FP  $206 FP  $308 FP      $28 FP   $85 FP   $146 FP $308 FP
---------------------------------------------------------------------------------------------------------------
  MFS GROWTH WITH INCOME SERIES       $86 SP   $130 SP  $167 SP  $291 SP      $26 SP   $80 SP   $137 SP $291 SP
                                      $86 FP   $140 FP  $197 FP  $291 FP      $26 FP   $80 FP   $137 FP $291 FP
---------------------------------------------------------------------------------------------------------------

These expense comparisons assume that the expenses incurred during the periods shown will be the same as those reported in the Expense Table above. The comparison does not represent past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract fee was calculated by: (1) dividing the total contract fees for the year ended December 31, 1998 by total average net assets for the year; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts. In addition, premium taxes ranging from .5% to 3.5% are currently imposed by certain states and municipalities, and will reduce the amount of each premium payment available for allocation under the contract. See Deductions and charges.


                                                                  PROSPECTUS  5

--------------------------------------------------------------------------------
      THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets of over $9.5 billion as of December 31, 1998. Its financial statements appear in the Statement of Additional Information.

GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 1998, Guardian Life had total assets in excess of $15.5 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

BUYING A CONTRACT

There are two types of contracts. With a Flexible Premium Payment Contract, you make regular payments throughout the accumulation period. With a Single Premium Payment Contract, you make a single payment when you buy the contract. Both types of contracts allow you to direct where your net premium payments are invested.

The application form

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

      The Guardian Insurance & Annuity Company, Inc.
      Customer Service Office
      P.O. Box 26210
      Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

      The Guardian Insurance & Annuity Company, Inc.
      Customer Service Office
      3900 Burgess Place
      Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.


6  PROSPECTUS

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

Payments

We require a minimum initial premium payment of $5,000 for Single Premium Payment Contracts, and $500 for Flexible Premium Payment Contracts ($1,000 in New York State). Thereafter, the minimum additional flexible payment is $100. However, if you purchase a Flexible Premium Payment Contract through an employer payroll deduction plan, we will accept purchase payments below $100. The total amount paid in flexible premium payments in any contract year after the first may not exceed, without our written consent, the lesser of 10 times the total amount you paid in premium payments in the first contract year, or $100,000.

THE ACCUMULATION PERIOD

How we allocate your premium payments

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than six variable investment options, or five variable investment options and the fixed-rate option at any given time.


                                                                  PROSPECTUS  7

The Separate Account

GIAC has established a Separate Account, known as Separate Account D, to receive and invest your premium payments in the variable investment options. The Separate Account has 10 investment divisions, corresponding to the 10 Funds available to you. The performance of each division is based on the Fund in which it invests. Each investment division is divided into two subdivisions, one for tax qualified retirement plans and the other for non-tax qualified retirement plans.

The Separate Account was established by GIAC in August 1989. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the fund shares they hold. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o     deregistering the Separate Account under the 1940 Act

o operating the Separate Account as a management investment company, or in another permissible form

o     combining two or more Separate Accounts or investment divisions

o     transferring assets to another Separate Account

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code.


8  PROSPECTUS

Variable investment options

You may choose to invest in a maximum of six of the 10 variable investment options at any time. Each Fund is an open-end diversified management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Some Funds have similar investment objectives and policies to other Funds managed by the same adviser. However, the investment returns of the Funds may be higher or lower than those of similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

All of the funds are available for investment through other variable annuity contracts funded by the Separate Account. Some of these Funds are also available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc. and Massachusetts Financial Services Company. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue, and some advisers may pay us more than others.


                                                                  PROSPECTUS  9

Fund                                 Investment objective(s)             Typical investments
-------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund              Long-term growth of capital         U.S. common stocks
-------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund    Long-term growth of capital         U.S. common stocks of companies
                                                                         with small market capitalization
-------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund               Maximum income without undue risk   Investment grade debt
                                     of principal; capital appreciation  obligations
                                     as a secondary objective
-------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund               High level of current income        Money market instruments
                                     consistent with liquidity and
                                     preservation of capital
-------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund   Long-term capital appreciation      Common stocks and convertible
                                                                         securities issued by foreign
                                                                         companies
-------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets     Long-term capital appreciation      Common stocks and convertible
Fund                                                                     securities of emerging market
                                                                         companies
-------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund            Long-term growth of capital         U.S. common stocks with selections
                                                                         based on rankings of the Value
                                                                         Line Ranking System
-------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset           High total investment return        U.S. common stocks with selections
Management Trust                     (current income and capital         based on rankings of the Value
                                     appreciation) consistent with       Line Ranking System, bonds and
                                     reasonable risk                     money market instruments
-------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund           Growth of capital; current income   U.S. common stocks and convertible
                                     as a secondary objective            securities
-------------------------------------------------------------------------------------------------------------
MFS Growth With Income Series        Reasonable current income and       Equity securities issued by U.S.
                                     long-term growth of capital and     and foreign companies
                                     income
-------------------------------------------------------------------------------------------------------------

Some of these Funds may not be available in your state.


10  PROSPECTUS

The Funds' investment advisers and their principal business addresses are shown in the table below.

Fund                                    Investment Adviser
                                        and Principal Business Address
---------------------------------------------------------------------------------------
The Guardian Stock Fund                 Guardian Investor Services Corporation
The Guardian Small Cap Stock Fund       7 Hanover Square
The Guardian Bond Fund                  New York, New York 10004
The Guardian Cash Fund
---------------------------------------------------------------------------------------
Baillie Gifford International Fund      Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging Markets Fund   Baillie Gifford Overseas Limited (Sub-adviser)
                                        1 Rutland Court
                                        Edinburgh, Scotland
                                        EH3 8EY
---------------------------------------------------------------------------------------
Value Line Centurion Fund               Value Line, Inc.
Value Line Strategic Asset Management   220 East 42nd Street
   Trust                                New York, New York 10017
---------------------------------------------------------------------------------------
Gabelli Capital Asset Fund              Gabelli Funds, Inc.
                                        One Corporate Center
                                        Rye, New York  10580
---------------------------------------------------------------------------------------
MFS Growth With Income Series           Massachusetts Financial Services
                                           Company
                                        500 Boylston Street
                                        Boston, MA 02116
---------------------------------------------------------------------------------------

Before investing, please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.


                                                                  PROSPECTUS  11

Fixed-rate option

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3.5%. You can allocate all of your net premium payments to this option, or you may choose it as one of your six investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than 3.5%, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o     This interest rate will continue until the next contract anniversary date.

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is more than 3% below the interest rate for the previous year, or falls below the minimum bailout rate outlined in your contract, you can withdraw all or part of the money you have invested in the fixed-rate option for one year or more from the contract without incurring a deferred sales charge.

      When you buy a contract, please note:
--------------------------------------------------------------------------------
      o     You can choose up to six investment options at any one time.

      o If you select the fixed-rate option, you are limited to an additional five variable options.

      o There are no initial sales charges on the premium payments that you allocate to the variable investment options. However, there may be premium tax charges.

      o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

      o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

      o You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

      o     You can change beneficiaries as long as the annuitant is living.


12  PROSPECTUS

Transfers

You can transfer money among variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature: amounts that have been on deposit in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

-- 33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date or

--    $2,500.

Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer upon receiving your written or telephone instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

At this time, we do not limit the number of transfers you may make. However, we have the right to limit the frequency of transfers to not more than once every 30 days.

At this time, we do not charge for transfers; however, we do have the right to impose a fee of up to $25 per transfer. We will deduct any transfer charges on a pro-rata basis from the options you transfer from.

We require proper authorization to honor telephone transfer instructions. If you would like this privilege, please complete a transfer authorization form, or give us authorization on your application. Once we have your authorization on file, you can carry out a telephone transfer by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any business day when we are open.


                                                                  PROSPECTUS  13

During periods of drastic economic or market changes it may be difficult to contact us to request a telephone transfer. At such times, please send your transfer request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We have the right to modify, suspend or discontinue telephone transfer privileges at any time without prior notice.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

Surrenders and partial withdrawals

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. We will not accept requests for surrenders or partial withdrawals after the date annuity payments begin.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges and deferred sales charges from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $1,000 left in your contract after a partial withdrawal, we will cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender and it may be subject to any applicable contract charges and a deferred sales charge. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. After the first contract year, you are allowed to make an annual withdrawal of the following amounts from the contract without paying a deferred sales charge:

--------------------------------------------------------------------------------
      When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services Corporation, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone transfer we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone transfers. We may record telephone conversations regarding transfers without disclosure to the caller.


14  PROSPECTUS

--------------------------------------------------------------------------------
      There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

For Single Premium Payment Contracts

o     10% of your contract's accumulation value, or if greater,

o     10% of the amount of your single premium payment.

For Flexible Premium Payment Contracts

o     10% of your contract's accumulation value, or if greater,

o 10% of the total premiums paid during the 84 months immediately preceding the date of your withdrawal.

These withdrawal privileges can be exercised in the first contract year of the following contracts:

o     Section 1035 exchanges

o     IRA transfers

o     rollovers from annuity contracts.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

Managing your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity, such as dollar cost averaging.

There is no fee for dollar cost averaging, but we have the right to introduce one. We also have the right to modify or discontinue this program. We'll give you written notice if we do so.

Dollar Cost Averaging

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of the Cash Fund investment division. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule


                                                                  PROSPECTUS  15
still applies that you can invest in a maximum of only six options at one time (this includes the required Cash Fund option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the Cash Fund investment division for periods of 12, 24 or 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving contract investment option.

      Payments:
--------------------------------------------------------------------------------
      For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

      o the New York Stock Exchange is closed for trading or trading has been suspended, or

      o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable

      Assigning contract interests

      If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

      Reports

      At least twice each year, we send a report to each contract owner that contains financial information about the Separate Account, according to applicable laws, rules and regulations. Additionally, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.


16  PROSPECTUS

--------------------------------------------------------------------------------
      SUMMARY
--------------------------------------------------------------------------------

THE ANNUITY PERIOD

When annuity payments begin

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 85th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

How your annuity payments are calculated

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. Your payments are determined by the following:

o     the table in your contract reflecting the nearest age of the annuitant

o     the annuity payout option you choose

o the investment returns of the variable investment options you choose, if you choose a variable payment option.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.

If you choose a variable annuity payment, or a combination of variable and fixed payments, variable annuity payments assume a 4% annual investment return. We compare the assumed rate of 4% to the actual returns of the variable investment options you have chosen:

o if the actual net annual return on investment equals 4% -- the amount of your variable annuity payments will not change

o if the actual net annual return on investment is greater than 4% -- the amount of your variable annuity payments will increase

o if the actual net annual return on investment is less than 4% -- the amount of your variable annuity payments will decrease.

Variable annuity payout options

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.


                                                                  PROSPECTUS  17

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before payments begin.

Option V-1 -- Life Annuity without Guaranteed Period

We make a payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that an annuitant could receive only one payment, if he or she dies before the date of the second payment.

Option V-2 -- Life Annuity with 10-Year Guaranteed Period

We make a payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

Option V-3 -- Joint and Survivor Annuity

We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will then be reduced to two-thirds of the number of units paid out each month when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.

Fixed-rate annuity payout options

All Fixed Annuity Payout Options are designated by the letter "F."

Option F-1 -- Life Annuity without Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed monthly payments nor a provision for a death benefit for beneficiaries. It is possible that the annuitant could receive only one payment if he or she dies before the date of the second payment.


18  PROSPECTUS

Option F-2 -- Life Annuity with 10-Year Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

Option F-3 -- Joint and Survivor Annuity

We make a fixed payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will then be reduced to two-thirds of the number of units paid out each month when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.

OTHER CONTRACT FEATURES

Death benefits

If the annuitant you have named or you (if the contract is a non-qualified contract), dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

The regular death benefit is the greater of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death; or

o the total of all premiums paid, minus any partial withdrawals and any deferred sales charges paid on any withdrawals.

For annuitants aged 75 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

Enhanced death benefits

In certain states, you can choose to buy an enhanced death benefit rider when you buy your contract. The enhanced death benefit rider is also available under current contracts that have annuitants who


                                                                  PROSPECTUS  19
are under age 75 at the time the rider is issued. You will pay a daily charge for this rider based on an annual rate of 0.30% of the net assets of your variable net investment options. We reserve the right to discontinue the offer of the enhanced death benefit rider at any time, without prior notice.

If a death benefit is payable under this option, the beneficiary will either receive the death benefit described above or the enhanced death benefit, whichever is greater.

The enhanced death benefit is calculated as follows:

o The accumulation value of the contract at the end of the reset date* immediately preceding the annuitant's death:

      -- Plus any premiums paid after the reset date

      -- Minus any partial withdrawals after the reset date

      -- Minus any deferred sales charges and premium taxes.

*The first reset date is on the issue date of the enhanced death benefit rider. After this, each reset date will be each seventh rider anniversary date after that (i.e., the 7th, 14th and 21st rider anniversaries, and so on.)

We will terminate the enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the retirement date or

o     the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated. The enhanced death benefit rider may not be available in all states.

FINANCIAL INFORMATION

How we calculate unit values

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.


20  PROSPECTUS

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

We determine the value of a fixed accumulation unit by adding together its value at the end of the preceding valuation period and any interest credited to the unit since the end of that period.

We determine the value of a variable accumulation unit by multiplying its value at the end of the preceding valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any premium taxes, and the enhanced death benefit rider where applicable) and subtract them from the above total.

Summary financial information about the Separate Account

The following condensed financial information is derived from the financial statements of Separate Account D, which were audited by PricewaterhouseCoopers LLP, independent accountants, for the year ended December 31, 1998. The data should be read in conjunction with the financial statements, related notes and other financial information from the Separate Account's 1998 Annual Report to contract owners, which are incorporated by reference into the Statement of Additional Information. A copy of the 1998 Annual Report to contract owners and the Statement of Additional Information may be obtained by calling or writing GIAC's Customer Service Office. The address and phone number appear on the cover of this Prospectus.


                                                                  PROSPECTUS  21

            Summary financial information about the Separate Account

          Selected data for accumulation units of the Separate Account outstanding at the end of each period.

               Tax qualified and non-tax qualified: Basic contract
                             Year Ended December 31,

Variable accumulation
unit value
at beginning of period ($):        1998        1997           1996        1995        1994           1993        1992        1991
                              ---------   ---------      ---------   ---------   ---------      ---------   ---------   ---------
The Guardian Cash Fund           13.289      12.785         12.319      11.809      11.507         11.341      11.115      10.649
The Guardian Stock Fund          36.607      27.313         21.775      16.359      16.763         14.136      11.910       8.862
The Guardian Bond Fund           17.195      15.960         15.695      13.503      14.149         13.029      12.238      10.655
The Guardian Small
  Cap Stock Fund                 11.314      10.000(4)         N/A         N/A         N/A            N/A         N/A         N/A
Gabelli Capital Asset Fund       16.629      11.798         10.751      10.000(3)      N/A            N/A         N/A         N/A
Baillie Gifford
  International Fund             17.717      16.012         14.036      12.766      12.803          9.662      10.739       10.00(1)
Baillie Gifford Emerging
  Markets Fund                   10.711      10.626          8.629       8.782      10.000(2)         N/A         N/A         N/A
Value Line Centurion Fund        33.714      28.097         24.224      17.495      18.099         16.766      16.012      10.644
Value Line Strategic Asset
  Management Trust               28.415      24.854         21.700      17.079      18.164         16.427      14.445      10.194
MFS Growth With
  Income Series                  10.395      10.000(4)         N/A         N/A         N/A            N/A         N/A         N/A

                                                               Year Ended December 31,
Variable accumulation
unit value
at end of period ($):              1998        1997           1996        1995        1994           1993        1992        1991
                              ---------   ---------      ---------   ---------   ---------      ---------   ---------   ---------
The Guardian Cash Fund           13.808      13.289         12.785      12.319      11.809         11.507      11.341      11.115
The Guardian Stock Fund          43.374      36.607         27.313      21.775      16.359         16.763      14.136      11.910
The Guardian Bond Fund           18.373      17.195         15.960      15.695      13.503         14.149      13.029      12.238
The Guardian Small Cap
  Stock Fund                     10.540      11.314            N/A         N/A         N/A            N/A         N/A         N/A
Gabelli Capital Asset Fund       18.362      16.629         11.798      10.751         N/A            N/A         N/A         N/A
Baillie Gifford
  International Fund             21.222      17.717         16.012      14.036      12.766         12.803       9.662      10.739
Baillie Gifford Emerging
  Markets Fund                    7.754      10.711         10.626       8.629       8.782            N/A         N/A         N/A
Value Line Centurion
  Fund                           42.480      33.714         28.097      24.224      17.495         18.099      16.766      16.012
Value Line Strategic Asset
  Management Trust               35.780      28.415         24.854      21.700      17.079         18.164      16.427      14.445
MFS Growth With
  Income Series                  12.569      10.395            N/A         N/A         N/A            N/A         N/A         N/A

(1) Commencing February 8, 1991
(2) Commencing October 17, 1994
(3) Commencing May 1, 1995
(4) Commencing July 16, 1997


22  PROSPECTUS

Tax-qualified

Number of variable
accumulation units                            Year Ended December 31,
outstanding at end              -------------------------------------------------
of period (tax qualified):            1998         1997         1996         1995
                                ----------   ----------   ----------   ----------
The Guardian Cash Fund           7,266,911    6,727,794    7,321,876    6,926,901
The Guardian Stock Fund         27,976,272   30,904,192   27,746,820   23,534,061
The Guardian Bond Fund           6,026,989    6,393,335    6,810,309    7,014,567
The Guardian Small Cap
  Stock Fund                     2,145,507    2,107,128          N/A          N/A
Gabelli Capital Asset Fund       2,899,296    2,663,507    1,933,134      991,190
Baillie Gifford
  International Fund             7,576,214    8,104,837    8,047,579    7,289,479
Baillie Gifford Emerging
  Markets Fund                   1,459,365    2,175,481    1,522,784      749,143
Value Line Centurion Fund        5,006,874    5,678,747    5,667,373    4,771,855
  Value Line Strategic Asset
  Management Trust              15,879,736   17,793,318   18,177,711   16,584,130
MFS Growth With
  Income Series                  1,169,892      199,543          N/A          N/A

Tax-qualified

Number of variable
accumulation units                            Year Ended December 31,
outstanding at end              -------------------------------------------------
of period (tax qualified):            1994         1993         1992         1991
                                ----------   ----------   ----------   ----------
The Guardian Cash Fund           6,899,486    4,605,152    4,598,975    3,653,165
The Guardian Stock Fund         18,824,239   12,501,820    6,559,579    3,290,347
The Guardian Bond Fund           6,312,515    6,016,214    4,175,926    2,017,037
The Guardian Small Cap
  Stock Fund                           N/A          N/A          N/A          N/A
Gabelli Capital Asset Fund             N/A          N/A          N/A          N/A
Baillie Gifford
  International Fund             7,632,246    3,944,746    1,571,181      732,319
Baillie Gifford Emerging
  Markets Fund                     248,098          N/A          N/A          N/A
Value Line Centurion Fund        4,045,695    3,406,565    2,515,056    1,302,089
Value Line Strategic
  Asset Management Trust        15,618,595   12,594,766    7,568,013    3,081,311
MFS Growth With
  Income Series                        N/A          N/A          N/A          N/A


                                                                  PROSPECTUS  23

Non-Tax qualified

Number of variable
accumulation units                            Year Ended December 31,
outstanding at end              -------------------------------------------------
of period (non-tax qualified):        1998         1997         1996         1995
                                ----------   ----------   ----------   ----------
The Guardian Cash Fund           6,996,434    7,181,851    7,380,883    7,241,159
The Guardian Stock Fund         22,179,981   24,675,427   22,529,110   19,937,985
The Guardian Bond Fund           5,299,086    5,641,462    5,852,776    6,096,789
The Guardian Small
  Cap Stock Fund                 1,588,307    1,574,232          N/A          N/A
Gabelli Capital Asset Fund       2,402,479    2,309,346    1,814,916    1,157,178
Baillie Gifford
International Fund               5,668,921    6,351,899    7,047,241    6,575,473
Baillie Gifford Emerging
  Markets Fund                   1,465,050    2,246,907    1,848,596      691,090
Value Line Centurion Fund        4,169,964    4,796,414    5,376,867    4,892,644
Value Line Strategic
  Asset Management Trust        11,329,929   12,587,806   13,034,700   12,026,703
MFS Growth With
  Income Series                  1,269,788      246,298          N/A          N/A

Non-Tax qualified

Number of variable
accumulation units                            Year Ended December 31,
outstanding at end              -------------------------------------------------
of period (non-tax qualified):        1994         1993         1992         1991
                                ----------   ----------   ----------   ----------
The Guardian Cash Fund           8,107,403    5,394,541    3,895,295    3,061,803
The Guardian Stock Fund         16,594,903   12,589,044    6,112,466    3,294,032
The Guardian Bond Fund           5,358,555    5,776,313    4,257,072    2,194,420
The Guardian
  Small Cap Stock Fund                 N/A          N/A          N/A          N/A
Gabelli Capital Asset Fund             N/A          N/A          N/A          N/A
Baillie Gifford
  International Fund             7,442,570    4,620,707    1,499,668      582,292
Baillie Gifford Emerging
  Markets Fund                     358,340          N/A          N/A          N/A
Value Line Centurion Fund        4,263,710    4,010,263    3,147,495    1,948,573
Value Line Strategic
  Asset Management Trust        11,773,225   10,438,598    5,611,106    2,135,711
  MFS Growth With
Income Series                          N/A          N/A          N/A          N/A


24  PROSPECTUS

Tax qualified and non-tax qualified:
Contract with enhanced death benefit(1)



Variable accumulation unit value                         Year ended December 31,
at beginning of period ($):                                1998             1997
--------------------------------------------------------------------------------
The Guardian Cash Fund                                   10.050        $   10.00
--------------------------------------------------------------------------------
The Guardian Stock Fund                                  10.561            10.00
--------------------------------------------------------------------------------
The Guardian Bond Fund                                   10.110            10.00
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                        10.143            10.00
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                               10.639            10.00
--------------------------------------------------------------------------------
Baillie Gifford International Fund                       10.556            10.00
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                    10.893            10.00
--------------------------------------------------------------------------------
Value Line Centurion Fund                                10.208            10.00
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust              10.259            10.00
--------------------------------------------------------------------------------
MFS Growth With Income Series                            10.655            10.00
--------------------------------------------------------------------------------

Variable accumulation unit value                         Year ended December 31,
at end of period ($):                                      1998             1997
--------------------------------------------------------------------------------
The Guardian Cash Fund                                   10.411        $  10.050
--------------------------------------------------------------------------------
The Guardian Stock Fund                                  12.476           10.561
--------------------------------------------------------------------------------
The Guardian Bond Fund                                   10.771           10.110
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                         9.421           10.143
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                               11.712           10.639
--------------------------------------------------------------------------------
Baillie Gifford International Fund                       12.606           10.556
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                     7.861           10.893
--------------------------------------------------------------------------------
Value Line Centurion Fund                                12.824           10.208
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust              12.886           10.259
--------------------------------------------------------------------------------
MFS Growth With Income Series                            12.845           10.655
--------------------------------------------------------------------------------

(1) The Enhanced Death Benefit Rider became available under this contract commencing November 12, 1997.


                                                                  PROSPECTUS  25

Tax qualified
Number of variable accumulation units                    Year ended December 31,
Outstanding at end of period:                              1998             1997
--------------------------------------------------------------------------------
The Guardian Cash Fund                                  320,026          125,490
--------------------------------------------------------------------------------
The Guardian Stock Fund                               3,865,416        1,796,714
--------------------------------------------------------------------------------
The Guardian Bond Fund                                  426,447          125,001
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                       263,450          118,658
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                              362,166          139,475
--------------------------------------------------------------------------------
Baillie Gifford International Fund                      522,011          246,228
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                   118,902           94,206
--------------------------------------------------------------------------------
Value Line Centurion Fund                               426,561          236,287
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust           1,501,105          621,102
--------------------------------------------------------------------------------
MFS Growth With Income Series                           182,150           28,771
--------------------------------------------------------------------------------

Non-Tax qualified
Number of variable accumulation units                    Year ended December 31,
Outstanding at end of period:                              1998             1997
--------------------------------------------------------------------------------
The Guardian Cash Fund                                  306,752          133,988
--------------------------------------------------------------------------------
The Guardian Stock Fund                               3,818,258        2,193,618
--------------------------------------------------------------------------------
The Guardian Bond Fund                                  489,352          192,239
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                       557,020          424,156
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                              612,153          431,108
--------------------------------------------------------------------------------
Baillie Gifford International Fund                      518,678          267,282
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                   237,328          232,942
--------------------------------------------------------------------------------
Value Line Centurion Fund                               618,351          391,939
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust           1,503,469          767,916
--------------------------------------------------------------------------------
MFS Growth With Income Series                           481,917           12,260
--------------------------------------------------------------------------------


26  PROSPECTUS

Contract costs and expenses

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.15% of the net assets of your variable investment options to cover our mortality and expense risks. (Approximately 0.70% covers mortality risks, while the remaining 0.45% covers expense risks.) Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

We deduct a yearly fee of $35 on each anniversary date of your contract during the accumulation period. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. This charge covers the cost of administering the contracts, and is not expected to generate a profit.

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any amount that has been in your contract for less than eight contract years. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.


                                                                  PROSPECTUS  27

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. The amount of the charge and the time period used to calculate it depend on the type of contract you have. The deferred sales charge associated with single premium payment contracts are listed in the table below.

        Contract             Deferred
          Year             Sales charge
--------------------------------------------
           1                    6%
--------------------------------------------
           2                    6%
--------------------------------------------
           3                    5%
--------------------------------------------
           4                    4%
--------------------------------------------
           5                    3%
--------------------------------------------
           6                    2%
--------------------------------------------
           7                    1%
--------------------------------------------
           8+                   0%
--------------------------------------------

The deferred sales charge associated with flexible premium payment contracts is calculated as the lesser of:

o 6% of the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

o     6% of the amount withdrawn or surrendered.

Enhanced death benefit expenses

If you choose the enhanced death benefit and it is in effect, you will pay a daily charge based on an annual rate of 0.30% of the net assets of your variable investment options.

Premium taxes

Some states and municipalities may charge premium taxes when premium payments are made or when you begin to receive annuity payments. These taxes range from about 0.5% to 3.5% of your premium payments. We may deduct the premium tax either from your premium payment when made, or from the annuity payments on the date annuity payments begin, depending on state laws.

In jurisdictions where the premium tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the premium tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or on the date annuity payments begin, whichever is first. We will do this only if permitted by applicable law.


28  PROSPECTUS

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

Federal tax matters

The following summary provides a general description of the Federal income tax considerations associated with the contracts. It is not intended to be complete or to cover all tax situations. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes, and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contact's accumulation value and, in the case of a qualified contract (described below) any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59 1/2, dies or is disabled; otherwise a 10% tax penalty is applied against any amounts included in income.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.


                                                                  PROSPECTUS  29

Taxation of non-qualified contracts

Non-natural person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals

When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

Penalty tax on certain withdrawals

In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life -- or life expectancy -- of the taxpayer.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.


30  PROSPECTUS

Taxation of death benefits

Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges

Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax

Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Multiple contracts

All annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.

Taxation of qualified contracts

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs)

As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of $2,000 or 100% of their adjusted gross income. All or a portion of these contributions may be deductible, depending on the person's income.

Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under
Section 408 (p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to $6,000 to a retirement plan, if the sponsoring employer makes matching or non-elective contributions. The penalty for a distribution from a SIMPLE IRA that occurs within the first


                                                                  PROSPECTUS  31
two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA.

Corporate pension and profit-sharing plans

Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities

Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to Social Security taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Other tax issues

You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax


32  PROSPECTUS
adviser for more information about these distribution rules.

Our income taxes

At the present time, we make no charge for any Federal, state or local taxes -- other than the charge for state and local premium taxes that we incur -- that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

--------------------------------------------------------------------------------
      As a result of a 1983 U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contracts.

We have the right to modify the contracts in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

Performance results

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value -- all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the Cash Fund and the Bond Fund. Current yield is a measure of the income


                                                                  PROSPECTUS  33
earned on a hypothetical investment over a specified base period of seven days for the Cash Fund investment division, and 30 days (or one month) for the Bond Fund investment division. Effective yield is another measure which may be quoted by the Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contracts and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contracts' fixed-rate option and to pay death benefits provided under the contracts, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.


34  PROSPECTUS

YOUR RIGHTS AND RESPONSIBILITIES

Voting rights

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

Your right to cancel the contract

During the 10-day period after receiving your contract, the free look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

Upon cancellation and as required by state law or regulation, we'll refund to you either:

o     the total amount you paid for the contract; or

o the sum of the surrender value of the contract, plus the difference between the premiums you paid (including any contract fees or other charges) and the amounts allocated to the variable and fixed-rate investment options under the contract.

Distribution of the contracts

The variable annuity contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of GISC or of broker-dealer firms which have entered into sales agreements with GISC and GIAC. GISC and such other broker-dealers are members of the National Association of Securities Dealers, Inc. GIAC will generally pay commissions to these individuals or entities for the sale of contracts. These commissions may vary, but in total are not expected to exceed 5.25% of each contract premium payment. We also reserve the right to pay additional annual sales compensation of up to .45% of the value of contracts, based on the value of the contracts and any riders that are in force. Where permitted by state law, we reserve the right to pay additional sales or service compensation while a contract is in force, based on the value of a contract. Additional amounts may also be paid in connection with special promotional incentives. The principal underwriter of the contracts is GISC, located at 7 Hanover Square, New York, New York 10004.


                                                                  PROSPECTUS  35

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period: The period between the issue date of the contract and the retirement date.

Accumulation Unit: A measure used to determine the value of a contractowner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value: The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant: The person on whose life the annuity payments are based and on whose death, prior to the retirement date, benefits under the contract are paid.

Retirement Date: The date on which annuity payments under the contact begin.

Annuity Payments: Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity Unit: A measure used to determine the amount of any variable annuity payment.

Business day: Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract Anniversary Date: The annual anniversary measured from the issue date of the contract.

Contract owner: You (or your); the person(s) or entity designated as the owner in the contract.

Funds: The diversified open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order: Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Valuation Period: The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options: The Funds underlying the contract are the variable investment options -- as distinguished from the fixed-rate option -- available for allocations of net premium payments and accumulation values.


36  PROSPECTUS

OTHER INFORMATION

Year 2000 compliance

Many computer systems are unable to distinguish between the years 1900 and 2000 when they are making date-related calculations, because of the way that date information is stored in these machines. Like businesses around the world that rely on computerized systems for their day-to-day functioning, we may be adversely affected if our computer systems, or the computer systems of companies that we do business with, cannot address this problem by January 1, 2000. We are working to address this issue and expect that our computer systems will be able to correctly interpret the year 2000 when that date arrives but we cannot guarantee that our preparations will be successful.

In conjunction with our parent company, Guardian Life, we are directing significant portions of our internal information technology efforts and contracting, as needed, with outside consultants to help update our systems to accommodate the year 2000. We have also initiated discussions with other critical parties whose systems impact our own to determine the progress they are making toward addressing year 2000 issues.

Everyone involved is making substantial efforts to address their systems and the systems with which they interface, but it is not possible to provide assurance that operational problems will not occur. We believe that, with the modification of existing computer systems, updates by vendors and conversion to new software and hardware, we are well positioned to mitigate the year 2000 issue and that contract owners will not experience negative effects with respect to their contracts as a result of the year 2000 issue. However, the year 2000 issue, by its very nature contains inherent uncertainties, including the uncertainty of year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of year 2000 failures will have a material adverse effect on our results of operations, liquidity or financial position.

We are also incorporating potential issues surrounding year 2000 into our contingency planning process, in the event that, despite our substantial best efforts and those of other critical parties, there may still remain unresolved year 2000 problems.


                                                                  PROSPECTUS  37

Legal Proceedings

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

Where to get more information

Our Statement of Additional Information (SAI) has more details about the contracts described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

Guardian Insurance & Annuity Corporation
      Customer Service Office
      Box 26210
      Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance data

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements


38  PROSPECTUS

                            THE GUARDIAN INVESTOR(R)
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS


                                 Issued Through
                         THE GUARDIAN SEPARATE ACCOUNT D
                                       OF
                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                 --------------
              Statement of Additional Information dated May 1, 1999
                                 --------------

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account D (marketed under the name "The Guardian Investor") dated May 1, 1999.


     A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                P.O. Box 26210 Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

     Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                                TABLE OF CONTENTS


                                                                           Page
                                                                           ----
    Services to the Separate Account....................................   B-2
    Annuity Payments....................................................   B-2
    Tax Status of the Contracts ........................................   B-3
    Performance Data....................................................   B-3
    Valuation of Assets of the Separate Account.........................   B-8
    Transferability Restrictions........................................   B-9
    Experts.............................................................   B-9
    Financial Statements................................................   B-9

                        SERVICES TO THE SEPARATE ACCOUNT

     The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account D (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contractowner.


      The firm of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for GIAC and the Separate Account.

      Guardian Investor Services Corporation ("GISC"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GISC. The Contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either GISC or of other broker-dealers which have selling agreements with GISC and GIAC. In the years 1998, 1997 and 1996, GISC received underwriting commissions from GIAC with respect to the sales of variable annuity contracts in the amount of $1,946,477, $1,979,926 and $1,851,468, respectively.


                                ANNUITY PAYMENTS

     The objective of the Contracts is to provide benefit payments which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed investment rate of 4% by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest rate were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest rate would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

     Value of an Annuity Unit: The value of an Annuity Unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an Annuity Unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The Annuity Unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the Contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of Annuity Units by the value of an Annuity Unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the monthly payment is due.

     Determination of the First Monthly Annuity Payment: At the time Annuity Payments begin, the value of the Contractowner's account is determined by multiplying the appropriate Variable or Fixed Accumulation Unit Value on the Valuation Period ten (10) days before the date the first variable or fixed Annuity Payment is due by the corresponding number of Variable or Fixed Accumulation Units credited to the Contractowner's account as of the date the first Annuity Payment is due, less any applicable premium taxes not previously deducted.

     The Contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the Contract. The amounts depend on the variable or fixed Annuity Payout Option selected, the mortality table used under the Contract (the 1983 Individual Mortality Table a projected using Scale G) and the nearest age of the Annuitant. The first Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Contract.

     Determination of the Second and Subsequent Monthly Variable Annuity
Payments: The amount of the second and subsequent variable Annuity Payments is determined by multiplying the number of Annuity Units by the appropriate Annuity Unit Value as of the valuation period ten (10) days prior to the day such payment is due. The number of Annuity Units under a Contract is determined by dividing the first monthly variable Annuity Payment by the value of the appropriate Annuity Unit on the date of such payment. This number of Annuity Units remains fixed during the variable Annuity Payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of Annuity Units will be adjusted accordingly.

     The assumed investment return of 4% under the Contract is the measuring point for subsequent variable Annuity Payments. If the actual net investment rate (on an annual basis) remains constant at 4%, the variable Annuity Payments will remain constant. If the actual net investment rate exceeds 4%, the variable Annuity Payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, variable Annuity Payments will decrease.

     The second and subsequent monthly payments made under a Fixed Annuity Payout Option will be equal to the amount of the first monthly fixed Annuity Payment (described above).


                          TAX STATUS OF THE CONTRACTS

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

      Required Distributions. In order to be treated as annuity contract for Federal income tax purposes, section 72(s) of the Internal Revenue Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

      The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Other rules may apply to qualified contracts.


                                PERFORMANCE DATA


     The tables below provide performance results for each of the Separate Account's Investment Divisions through December 31, 1998. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contractowner. Moreover, the performance information for each Investment Division reflects the investment experience of its underlying Funds for periods prior to the commencement of operations of the Separate Account (January 16, 1990) if the Funds existed prior to such date. Such results were calculated by applying all Contract and Separate Account level charges to the historical Fund performance results for such prior periods. During such prior periods, the Funds were utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.


Average Annual Total Return Calculations

     The first section of the following table was calculated using the standardized method prescribed by the Securities and Exchange Commission. It illustrates each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                P(1 + T)^n = ERV

     Where:    P = A hypothetical purchase of $1,000 from which no sales load is deducted.
               T = average annual total return.
               n = number of years.
             ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period.

     Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and the surrender of the Contract at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. The rate of return reflects all charges assessed against a

Contract and at the Separate Account level except for any premium taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.

     The second section of the table was calculated in the same manner as the first except that no contingent deferred sales charge was deducted since it is assumed that the Contract continues through the end of each period.

                                                    BASIC CONTRACT


                                      Average Annual Total Return for a
                                      Contract Surrendered on 12/31/98
                                  (FP = Flexible Premium Payment Contract;   Average Annual Total Return on 12/31/98
                                    SP = Single Premium Payment Contract)           Assuming Contract Continues
                                  ----------------------------------------   ---------------------------------------
                                       Length of Investment Period                  Length of Investment Period
                                  ----------------------------------------   ---------------------------------------
                                                               Ten Years (or                         Ten Years (or
                                                                Since Fund                            Since Fund
   Investment Division   Date of Fund                            Inception,                            Inception,
    Corresponding To      Inception     One Year   Five Years     If Less)     One Year  Five Years     If Less)
----------------------   ------------   --------   ----------  -------------   --------  ----------  -------------
The Guardian Cash                       -2.32%FP     2.55%FP      4.00%FP
Fund................         1/7/82     -2.32%SP     3.10%SP      4.00%SP        3.83%       3.63%        4.00%

The Guardian Bond                        0.77%FP     4.30%FP      7.73%FP
Fund................         5/1/83      0.77%SP     4.79%SP      7.73%SP        6.77%       5.28%        7.43%

The Guardian Stock                      12.41%FP    13.88%FP     17.86%FP
Fund................        4/13/83     12.41%SP    14.17%SP     17.86%SP       18.41%      14.45%       17.86%

The Guardian Small                     -12.92%FP         N/A     -2.40%FP       -6.92%         N/A        3.60%
Cap Stock Fund......         5/1/97    -12.92%SP                 -2.40%SP

Gabelli Capital                          4.34%FP         N/A     16.30%FP
Asset Fund..........         5/1/95      4.34%SP         N/A     16.30%SP       10.34%         N/A       17.96%

Baillie Gifford                         13.70%FP     9.81%FP      9.39%FP
International Fund..         2/8/91     13.70%SP    10.18%SP      9.39%SP       19.70%      10.56%        9.93%

Baillie Gifford
Emerging Markets....                   -33.69%SP         N/A     -7.77%FP
Fund................       10/17/94    -33.69%SP         N/A     -7.77%SP      -27.69%         N/A       -5.95%

Value Line Centurion                    19.92%FP    17.83%FP     18.32%FP
Fund ("VLCF").......       11/15/83     19.92%SP    18.18%SP     18.32%SP       25.92%      18.53%       18.32%

Value Line Strategic
Asset Management                        19.91%FP    20.07%FP     15.63%FP
Trust ("VLSAM").....        10/1/87     19.91%SP    20.47%SP     15.63%SP       25.91%      20.86%       15.63%

MFS Growth With                          14.84%FP        N/A     24.42%FP
Income Series ......        10/9/95      14.84%SP        N/A     22.22%SP       20.84%         N/A       24.46%

                                       CONTRACT WITH ENHANCED DEATH BENEFIT



                                      Average Annual Total Return for a
                                      Contract Surrendered on 12/31/98
                                  (FP = Flexible Premium Payment Contract;   Average Annual Total Return on 12/31/98
                                    SP = Single Premium Payment Contract)           Assuming Contract Continues
                                  ----------------------------------------   ---------------------------------------
                                       Length of Investment Period                  Length of Investment Period
                                  ----------------------------------------   ---------------------------------------
                                                               Ten Years (or                         Ten Years (or
                                                                Since Fund                            Since Fund
   Investment Division   Date of Fund                            Inception,                            Inception,
    Corresponding To      Inception     One Year   Five Years     If Less)     One Year  Five Years     If Less)
----------------------   ------------   --------   ----------  -------------   --------  ----------  -------------
The Guardian Cash                       -2.43%FP     2.44%FP      3.89%FP
Fund................         1/7/82     -2.43%SP     2.99%SP      3.89%SP        3.72%       3.52%        3.89%

The Guardian Bond                        0.66%FP     4.19%FP      7.32%FP
Fund................         5/1/83      0.66%SP     4.68%SP      7.32%SP        6.66%       5.17%        7.32%

The Guardian Stock                      12.30%FP    13.77%FP     17.75%FP
Fund................        4/13/83     12.30%SP    14.06%SP     17.75%SP       18.30%      14.34%       17.75%

The Guardian Small                     -13.03%FP                 -2.51%FP
Cap Stock Fund......         5/1/97    -13.03%SP         N/A     -2.51%SP       -7.03%         N/A        3.49%

Gabelli Capital                          4.23%FP         N/A     16.19%FP
Asset Fund..........         5/1/95      4.23%SP         N/A     16.19%SP       10.23%         N/A       17.85%

Baillie Gifford                         13.59%FP     9.70%FP      9.28%FP
International Fund..         2/8/91     13.59%SP    10.08%SP      9.28%SP       19.59%      10.45%        9.82%

Baillie Gifford
Emerging Markets....                   -33.80%SP         N/A     -7.88%FP
Fund................       10/17/94    -33.80%SP         N/A     -7.88%SP      -27.80%         N/A       -6.06%

Value Line Centurion                    19.81%FP    17.72%FP     18.21%FP
Fund ("VLCF").......       11/15/83     19.81%SP    18.07%SP     18.21%SP       25.81%      18.42%       18.21%

Value Line Strategic
Asset Management                        19.80%FP    19.96%FP     15.52%FP
Trust ("VLSAM").....        10/1/87     19.80%SP    19.96%SP     15.52%SP       25.80%      20.75%       15.52%

MFS Growth With                         14.73%FP         N/A     24.31%FP
Income Series ......        10/9/95     14.73%FP         N/A     24.31%SP       20.73%         N/A       24.35%



Change in Accumulation Unit Value

     The following performance information illustrates the cumulative change and the actual annual change in Accumulation Unit values for the periods specified for each Investment Division and is computed differently than the standardized average annual total return information.

     An Investment Division's cumulative change in Accumulation Unit values is the rate at which the value of an Accumulation Unit changed over the time period illustrated. The actual annual change in Accumulation Unit values is the rate at which the value of an Accumulation Unit changed over each 12-month period illustrated. The rates of change in Accumulation Unit values quoted in the tables reflect a deduction for the mortality and expense risk charge and when applicable, the Enhanced Death Benefit charge. They do not reflect deductions for any contingent deferred sales charge, contract administration fee or premium taxes. The rates of change would be lower if these charges were included.

                                              BASIC CONTRACT


                                                Cumulative Change in Accumulation Unit Value
                                                     for Period Ended December 31, 1998
                                               --------------------------------------------------------------
                                                                                 Ten Years (or
                                                                                  Since Fund
           Investment Division                                                    Inception,     Date of Fund
             Corresponding To                  One Year         Five Years         If Less)       Inception
----------------------------------------       --------         ----------       -------------   ------------
The Guardian Cash Fund..................         3.91%            19.98%            49.16%          1/7/82
The Guardian Bond Fund..................         6.85%            29.83%           106.29%          5/1/83
The Guardian Stock Fund.................        18.49%           158.73%           420.79%         4/13/83
The Guardian Small Cap Stock Fund.......        -6.84%             N/A               5.40%          5/1/97
Gabelli Capital Asset Fund..............        10.42%             N/A              83.64%          5/1/95
Baillie Gifford International Fund......        19.78%            65.79%           112.44%          2/8/91
Baillie Gifford Emerging Markets Fund...       -27.61%             N/A             -22.45%        10/17/94
Value Line Centurion Fund...............        26.00%           134.75%           441.40%        11/15/83
Value Line Strategic Asset Management
  Trust.................................        25.99%            97.06%           320.24%         10/1/87
MFS Growth With Income Series...........        20.92%             N/A              90.82%         10/9/95


                                     CONTRACT WITH ENHANCED DEATH BENEFIT



                                                Cumulative Change in Accumulation Unit Value
                                                     for Period Ended December 31, 1998
                                               --------------------------------------------------------------
                                                                                 Ten Years (or
                                                                                  Since Fund
           Investment Division                                                    Inception,     Date of Fund
             Corresponding To                  One Year         Five Years         If Less)       Inception
----------------------------------------       --------         ----------       -------------   ------------
The Guardian Cash Fund..................         3.80%            18.21%            45.15%          1/7/82
The Guardian Bond Fund..................         6.74%            27.92%           101.74%          5/1/83
The Guardian Stock Fund.................        18.37%           152.54%           413.02%         4/13/83
The Guardian Small Cap Stock Fund.......        -6.93%             N/A              -6.51%          5/1/97
Gabelli Capital Asset Fund..............        10.31%             N/A              67.71%          5/1/95
Baillie Gifford International Fund......        19.66%            63.29%            92.69%          2/8/91
Baillie Gifford Emerging Markets Fund...       -27.69%             N/A             -14.63%        10/17/94
Value Line Centurion Fund...............        25.88%           131.18%           433.30%        11/15/83
Value Line Strategic Asset Management
  Trust.................................        25.86%            94.14%           323.27%         10/1/87
MFS Growth With Income Series...........        20.80%             N/A              89.11%         10/9/95

                                                            BASIC CONTRACT



                                              Change in Accumulation Unit Value for 12-Month Period ended December 31,
                                ---------------------------------------------------------------------------------------------------
Investment Division
Corresponding To                1986    1987    1988    1989     1990    1991     1992    1993     1994     1995     1996     1997
----------------                ----    ----    ----    ----     ----    ----     ----    ----     ----     ----     ----     ----
The Guardian Cash Fund ......   5.17%   5.13%   6.09%   7.79%    6.75%   4.38%    2.03%   1.46%    2.63%    4.32%    3.78%    3.94%
The Guardian Bond Fund ......  13.52%  -0.83%   8.44%  12.57%    6.31%  14.86%    6.46%   8.59%   -4.56%   16.24%    1.68%    7.74%
The Guardian Stock Fund .....  15.76%   0.69%  18.98%  22.02%  -12.80%  34.40%   18.69%  18.58%   -2.41%   33.11%   25.43%   34.02%
The Guardian Small Cap Stock
Fund ........................    N/A     N/A     N/A     N/A      N/A     N/A      N/A     N/A      N/A      N/A      N/A    13.14%
Gabelli Capital Asset Fund ..    N/A     N/A     N/A     N/A      N/A     N/A      N/A     N/A      N/A     7.53%*   9.73%   40.95%
Baillie Gifford
International Fund ..........    N/A     N/A     N/A     N/A      N/A    7.40%*  -9.95%  32.50%   -0.28%    9.95%   14.08%   10.65%
Baillie Gifford Emerging
Markets Fund ................    N/A     N/A     N/A     N/A      N/A     N/A      N/A     N/A   -12.17%*  -1.74%   23.14%    0.80%
Value Line Centurion Fund
("VLCF") ....................  15.52%  -3.97%   6.35%  29.99%    4.33%  50.44%    4.71%   7.95%   -3.34%   38.47%   15.98%   19.99%
Value Line Strategic Asset
Management Trust
("VLSAM") ...................    N/A   -5.41%   8.92%* 24.11%   -1.32%  41.69%   13.73%  10.57%   -5.97%   27.06%   14.53%   14.33%
MFS Growth With Income
Series ......................    N/A     N/A     N/A     N/A      N/A     N/A      N/A     N/A      N/A      N/A    23.01%*  28.29%


                               --------
Investment Division
Corresponding To                   1998
----------------                   ----
The Guardian Cash Fund ......      3.91
The Guardian Bond Fund ......      6.85
The Guardian Stock Fund .....     18.49
The Guardian Small Cap Stock
Fund ........................     -6.84
Gabelli Capital Asset Fund ..     10.42
Baillie Gifford
International Fund ..........     19.78
Baillie Gifford Emerging
Markets Fund ................    -27.61
Value Line Centurion Fund
("VLCF") ....................     26.00
Value Line Strategic Asset
Management Trust
("VLSAM") ...................     25.99
MFS Growth With Income
Series ......................     20.92



* From date of commencement of public offering of Fund's shares through December 31.



                                                  CONTRACT WITH ENHANCED DEATH BENEFIT

                                              Change in Accumulation Unit Value for 12-Month Period ended December 31,
                                ---------------------------------------------------------------------------------------------------
Investment Division
Corresponding To                1986    1987    1988    1989     1990    1991     1992    1993     1994     1995     1996     1997
----------------                ----    ----    ----    ----     ----    ----     ----    ----     ----     ----     ----     ----
The Guardian Cash Fund ......   4.85    4.82    5.77    7.46    6.45     4.07     1.72    1.16     2.32     4.01     3.47     3.63
The Guardian Bond Fund ......  13.18   -1.13    8.11   12.23    6.00    14.51     6.14    8.26    -4.85    15.89     1.38     7.41
The Guardian Stock Fund .....  15.41    0.39   18.63   21.65  -13.05    33.99    18.33   18.22    -2.70    32.71    25.05    33.62
The Guardian Small Cap Stock
Fund ........................                                                                                                 3.11*
Gabelli Capital Asset Fund ..                                                                                        9.40*   40.53
Baillie Gifford
International Fund ..........                                                   -10.22*  32.10    -0.58     9.62    13.74    10.31
Baillie Gifford Emerging
Markets Fund ................                                                                              -2.04*   22.77     0.49
Value Line Centurion Fund
("VLCF") ....................  15.18   -4.26    6.03   29.59    4.03    49.98     4.39    7.63    -3.63    38.05    15.63    19.63
Value Line Strategic Asset
Management Trust
("VLSAM") ...................                   8.59*  23.74   -1.60    41.26    13.39   10.24    -6.25    26.68    14.18    13.98
MFS Growth With Income
Series ......................                                                                                       22.64*   27.91

                                                  CONTRACT WITH ENHANCED DEATH BENEFIT

                               ------
Investment Division
Corresponding To                 1998
----------------                 ----
The Guardian Cash Fund ......    3.80
The Guardian Bond Fund ......    6.74
The Guardian Stock Fund .....   18.37
The Guardian Small Cap Stock
Fund ........................   -6.93
Gabelli Capital Asset Fund ..   10.31
Baillie Gifford
International Fund ..........   19.66
Baillie Gifford Emerging
Markets Fund ................  -27.69
Value Line Centurion Fund
("VLCF") ....................   25.88
Value Line Strategic Asset
Management Trust
("VLSAM") ...................   25.86
MFS Growth With Income
Series ......................   20.80



* From date of commencement of public offering of Fund's shares through December 31.

Calculation of Yield Quotations for the Cash Fund Investment Division

     The yield of the Investment Division of the Separate Account investing in the Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or the Cash Fund and unrealized appreciation and depreciation with respect to the Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing Contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the Contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the Contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in Contract value reflects all deductions that are charged to a Contractowner, in proportion to the length of the base period and the Investment Division's average Contract size. The current annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 1998 was 4.76%.

     Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the Contract for the base period by (ii) the value of the Contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 1998 was 4.87%.


     The current and effective yields of the Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

Performance Comparisons

     Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analyses prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration.

                   VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

     The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding Annuity Units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

                          TRANSFERABILITY RESTRICTIONS

     Where a Contract is owned in conjunction with a retirement plan qualified under the Internal Revenue Code of 1986, as amended ("Code"), a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the Contract, the Contractowner may not change the ownership of the Contract nor may the Contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contractowner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

                                     EXPERTS


      The financial statements of the Separate Account incorporated in this Statement of Additional Information and in the Registration Statement by reference to the Annual Report to Contractowners for the year ended December 31, 1998 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants. The statutory basis balance sheets of GIAC as of December 31, 1998 and 1997 and the related statutory basis statements of operations, of changes in common stock and surplus and of cash flow for the three years in the period ended December 31, 1998 appearing in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants. Such financial statements have been included herein or incorporated herein by reference in reliance upon such reports given upon the authority of said firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

     The statutory basis financial statements of GIAC which are set forth herein beginning on page B-10 should be considered only as bearing upon the ability of GIAC to meet its obligations under the Contracts.


     The financial statements of the Separate Account are incorporated herein by reference to the Separate Account's 1998 Annual Report to Contractowners. Such financial statements, the notes thereto and the reports of the independent accountants and auditors thereon are incorporated by reference into this Statement of Additional Information or are included elsewhere in this Registration Statement. A free copy of the 1998 Annual Report to Contractowners accompanies this Statement of Additional Information.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.

We have audited the accompanying statutory basis balance sheets of The Guardian Insurance & Annuity Company, Inc. as of December 31, 1998 and 1997, and the related statutory basis statements of operations, of changes in common stock and surplus and of cash flows for the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared in conformity with accounting practices prescribed or permitted by insurance regulatory authorities (statutory basis of accounting), which is a comprehensive basis of accounting other than generally accepted accounting principles. Accordingly, the financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the financial statements of the variances between such practices and generally accepted accounting principles are material and are described in Note 2.

In our opinion, the financial statements referred to above (1) do not present fairly, in conformity with generally accepted accounting principles, the financial position of The Guardian Insurance & Annuity Company, Inc. at December 31, 1998 and 1997, or the results of its operations or its cash flows for the three years ended in the period ended December 31, 1998, because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles, and (2) present fairly, in all material respects, its financial position and the results of its operations and its cash flows, in conformity with accounting practices prescribed or permitted by insurance regulatory authorities.


PricewaterhouseCoopers LLP

February 25, 1999

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

STATUTORY BASIS BALANCE SHEETS

                                                                           As of December 31,
                                                                   -------------------------------
                                                                             1998             1997
                                                                   --------------   --------------
Admitted Assets
Investments:
   Fixed maturities, principally at amortized cost
       (market: 1998 - $547,051,594; 1997 - $492,052,307) ......   $  536,554,920   $  484,747,832
   Affiliated mutual funds, at market ..........................       29,096,730       30,551,186
   Investment in subsidiary ....................................       16,915,998       12,073,143
   Policy loans - variable life insurance ......................       72,861,940       72,737,781
   Cash and short-term investments .............................        9,006,075       23,602,410
   Investment in joint venture .................................          347,338          345,492
   Other Invested Assets .......................................           96,910           95,710
Accrued investment income receivable ...........................       17,378,196       13,303,271
Due from parent and affiliates .................................       15,296,679        7,573,304
Other assets ...................................................       10,565,481       12,461,722
Receivable from separate accounts ..............................       34,565,822       30,203,923
Variable annuity and EISP/CIP separate account assets ..........    8,338,242,774    6,810,882,719
Variable life separate account assets ..........................      502,222,315      414,699,239
                                                                   --------------   --------------
       Total admitted assets ...................................   $9,583,151,178   $7,913,277,732
                                                                   ==============   ==============
Liabilities
Policy liabilities and accruals:
   Fixed deferred reserves .....................................   $  344,614,116   $  339,797,646
   Fixed immediate reserves ....................................       10,576,555        7,397,461
   Life reserves ...............................................       74,101,150       67,799,492
   Minimum death benefit guarantees ............................        1,447,553        1,117,645
   Policy loan collateral fund reserve .........................       71,009,047       70,734,812
   Accrued expenses, taxes, & commissions ......................        1,507,045        1,592,997
   Due to parent and affiliates ................................       25,040,196       20,408,087
   Federal income taxes payable ................................       16,932,639       10,939,640
   Other liabilities ...........................................       16,127,345       20,540,325
   Asset valuation reserve .....................................       29,566,970       26,305,528
   Variable annuity and EISP/CIP separate account liabilities ..    8,263,551,697    6,750,575,077
   Variable life separate account liabilities ..................      501,289,827      413,364,790
                                                                   --------------   --------------
       Total liabilities .......................................    9,355,764,140    7,730,573,500
Common stock and surplus
   Common Stock, $100 par value, 20,000 shares authorized,
       issued and outstanding ..................................        2,000,000        2,000,000
   Additional paid-in surplus ..................................      137,398,292      137,398,292
   Assigned and unassigned surplus .............................       87,988,746       43,305,940
                                                                   --------------   --------------
       Total Common Stock and Surplus ..........................      227,387,038      182,704,232
                                                                   --------------   --------------
       Total liabilities, common stock and surplus .............   $9,583,151,178   $7,913,277,732
                                                                   ==============   ==============

See notes to statutory basis financial statements.

The Guardian Insurance & Annuity Company, Inc.

STATUTORY BASIS STATEMENTS OF OPERATIONS

                                                                     For the years ended December 31,
                                                          ----------------------------------------------------
                                                                     1998              1997               1996
                                                          ---------------   ---------------    ---------------
Revenues:
Premiums and annuity considerations:
    Variable annuity considerations ...................   $ 1,266,800,186   $   995,209,301    $   731,792,764
    Life insurance premiums and fixed
      annuity considerations ..........................        69,728,716        68,222,360         44,874,269
    Net investment income .............................        54,235,472        47,993,754         42,366,902
    Amortization of IMR ...............................           266,599           111,783            333,219
    Net gain from operations of separate accounts .....         2,619,113         5,780,327          8,860,462
    Service fees ......................................        94,170,552        76,350,291         58,774,486
    Variable life -- cost of insurance ................        16,844,679        11,205,120          4,844,028
    Reserve adjustments on reinsurance ceded ..........        34,449,189         7,885,341         30,636,445
    Commission and expense allowances .................        29,942,869        16,268,128         14,508,840
    Other income ......................................         9,570,705         5,178,266          2,535,356
                                                          ---------------   ---------------    ---------------
                                                            1,578,628,080     1,234,204,671        939,526,771
                                                          ---------------   ---------------    ---------------
Benefits and expenses:
Benefits:
Death benefits ........................................         6,461,543         5,340,675          6,785,456
    Annuity benefits ..................................     1,041,372,277       687,719,014        426,072,773
    Surrender benefits ................................        25,260,734        17,620,583         17,459,706
    Increase in reserves ..............................        14,594,471        18,291,585         82,891,516
Net transfers to (from) separate accounts:
    Variable annuity and EISP/CIP .....................       291,988,248       359,468,681        323,093,897
    Variable Life .....................................         7,484,413          (630,102)       (10,417,095)
Commissions ...........................................        50,875,519        43,352,989         39,233,431
General insurance expenses ............................        79,386,352        59,476,685         42,523,892
Taxes, licenses and fees ..............................         6,289,814         3,743,414          3,723,858
Reinsurance terminations ..............................            40,482           182,535        (15,470,015)
                                                          ---------------   ---------------    ---------------
                                                            1,523,753,853     1,194,566,059        915,897,419
                                                          ---------------   ---------------    ---------------
Income before income taxes and realized
    gains from investments ............................        54,874,227        39,638,612         23,629,352
Federal income taxes ..................................        14,505,552        12,073,500          3,941,460
                                                          ---------------   ---------------    ---------------
Income from operations, net of federal income taxes,
    and before net realized gains .....................        40,368,675        27,565,112         19,687,892
Realized gains from investments, net of federal
    income taxes, net of transfer to IMR ..............            92,355           472,127              7,540
                                                          ---------------   ---------------    ---------------
Net income ............................................   $    40,461,030   $    28,037,239    $    19,695,432
                                                          ===============   ===============    ===============

See notes to statutory basis financial statements.

The Guardian Insurance & Annuity Company, Inc.

STATUTORY BASIS STATEMENTS OF CHANGES IN COMMON STOCK AND SURPLUS

                                                                                        Assigned and            Total
                                                                          Additional      unassigned           common
                                                              Common         paid-in         surplus        stock and
                                                               stock         surplus       (Deficit)          surplus
                                                       -------------   -------------   -------------    -------------
Balances at December 31, 1995 ......................   $   2,000,000   $ 137,398,292   $   2,479,635    $ 141,877,927
                                                       -------------   -------------   -------------    -------------
Net income from operations .........................                                      19,695,433       19,695,433
Tax on prior years separate account seed
    investment unrealized gains ....................                                        (104,732)        (104,732)
Increase in unrealized appreciation of Company's
    investment in joint venture ....................                                         241,456          241,456
Increase in unrealized appreciation of Company's
    investment in subsidiary .......................                                         142,201          142,201
Decrease in unrealized appreciation of Company's
    investment in other assets .....................                                          (9,384)          (9,384)
Increase in non-admitted assets ....................                                         (80,815)         (80,815)
Disallowed interest maintenance reserve ............                                        (128,107)        (128,107)
Surplus changes resulting from reinsurance .........                                      (2,073,155)      (2,073,155)
Net increase in asset valuation reserve ............                                      (5,779,916)      (5,779,916)
                                                       -------------   -------------   -------------    -------------
Balances at December 31, 1996 ......................   $   2,000,000   $ 137,398,292   $  14,382,616    $ 153,780,908
                                                       =============   =============   =============    =============
Net income from operations .........................                                      28,037,239       28,037,239
Increase in unrealized appreciation of Company's
    investment in joint venture ....................                                          42,908           42,908
Increase in unrealized appreciation of Company's
    investment in subsidiary .......................                                       4,326,500        4,326,500
Increase in unrealized appreciation of Company's
    investment in other assets .....................                                           9,384            9,384
Increase in unrealized appreciation of Company's
    investment in an affiliated mutual fund ........                                       7,271,233        7,271,233
Decrease in non-admitted assets ....................                                          83,011           83,011
Disallowed interest maintenance reserve ............                                        (197,600)        (197,600)
Surplus changes resulting from reinsurance .........                                         534,908          534,908
Net increase in asset valuation reserve ............                                     (11,184,259)     (11,184,259)
                                                       -------------   -------------   -------------    -------------
Balances at December 31, 1997 ......................   $   2,000,000   $ 137,398,292   $  43,305,940    $ 182,704,232
                                                       =============   =============   =============    =============
Net income from operations .........................                                      40,461,030       40,461,030
Increase in unrealized appreciation of Company's
    investment in joint venture ....................                                           1,846            1,846
Increase in unrealized appreciation of Company's
    investment in subsidiary .......................                                       4,542,855        4,542,855
Decrease in unrealized appreciation of Company's
    investment in an affiliated mutual fund ........                                      (1,831,189)      (1,831,189)
Increase in unrealized appreciation of Company's
    seed investment in separate accounts ...........                                       3,690,295        3,690,295
Decrease in non-admitted assets ....................                                          57,886           57,886
Disallowed interest maintenance reserve ............                                       1,090,623        1,090,623
Surplus changes resulting from reinsurance .........                                         (69,098)         (69,098)
Net increase in asset valuation reserve ............                                      (3,261,442)      (3,261,442)
                                                       -------------   -------------   -------------    -------------
Balances at December 31, 1998 ......................   $   2,000,000   $ 137,398,292   $  87,988,746    $ 227,387,038
                                                       =============   =============   =============    =============

See notes to statutory basis financial statements.

The Guardian Insurance & Annuity Company, Inc.

STATUTORY BASIS STATEMENTS OF CASH FLOW

                                                            For the years ended December 31,
                                                -----------------------------------------------------
                                                           1998               1997               1996
                                                ---------------    ---------------    ---------------
Cash flows from insurance activities:
    Premiums, annuity considerations and
       deposit funds ........................   $ 1,341,389,534    $ 1,065,244,583    $   780,710,735
    Investment income .......................        51,241,553         46,412,248         42,413,736
    Commissions and expense allowances on
       reinsurance ceded ....................        57,916,363         22,679,622         37,315,301
    Other income ............................       102,437,913         67,084,996         47,357,962
    Death benefits ..........................        (7,112,859)        (5,492,854)        (6,900,438)
    Surrender benefits ......................       (25,806,851)       (17,780,564)        (2,774,865)
    Annuity benefits ........................    (1,040,119,415)      (689,207,046)      (424,511,908)
    Commissions, other expenses
       and taxes (excluding FIT) ............      (133,189,119)      (101,213,566)       (78,968,214)
    Net transfers to separate accounts ......      (298,118,417)      (356,017,200)      (307,856,562)
    Federal income taxes (excluding tax on
       capital gains) .......................        (8,930,569)        (5,094,779)           682,025
    Increase in policy loans ................          (124,158)        (4,594,714)        (4,300,868)
    Other operating expenses and sources ....        (2,618,322)          (140,580)         2,077,342
                                                ---------------    ---------------    ---------------
Net cash provided by insurance activities ...        36,965,653         21,880,146         85,244,246
                                                ---------------    ---------------    ---------------
Cash flows from investing activities:
    Proceeds from dispositions of
       investment securities ................       280,921,058        315,404,430        224,692,954
    Purchases of investment securities ......      (332,368,788)      (331,151,548)      (309,590,319)
    Federal income tax on capital gains .....          (114,258)          (355,657)          (505,496)
                                                ---------------    ---------------    ---------------
Net cash used in investing activities .......       (51,561,988)       (16,102,775)       (85,402,861)
                                                ---------------    ---------------    ---------------
    Net increase (decrease) in cash .........       (14,596,335)         5,777,371           (158,615)
    Cash and short-term investments,
       beginning of year ....................        23,602,410         17,825,039         17,983,654
                                                ---------------    ---------------    ---------------
    Cash and short-term investments,
       end of year ..........................   $     9,006,075    $    23,602,410    $    17,825,039
                                                ===============    ===============    ===============

See notes to statutory basis financial statements.

--------------------------------------------------------------------------------
NOTES TO STATUTORY BASIS
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Guardian Investor Services Corporation (GISC) or of other broker dealer firms that have entered into sales agreements with GIAC and GISC. The Company's general agency distribution system is used for the sale of other products and policies.

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      Insurance Separate Accounts: The Company has established fourteen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

      The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets and liabilities of the separate accounts are stated primarily at the market value of the underlying investments and corresponding contractholders obligations. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of presentation of financial statements: The financial statements have been prepared on a statutory basis of accounting that is prescribed or permitted by the Insurance Department of the State of Delaware which is a comprehensive basis of accounting other than generally accepted accounting principles (GAAP).

      Financial statements prepared on a statutory basis vary from financial statements prepared on a GAAP basis because: (1) the costs relating to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, whereas on a GAAP basis they would be recorded as assets and amortized over the future periods to be benefited; (2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals, whereas on GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; (3) life insurance enterprises are required to establish a formula-based asset valuation reserve (AVR) by a direct charge to surplus to offset potential investment losses; under GAAP, provisions for investments are established as needed through a charge to income; (4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (IMR) and amortized into investment income over the remaining life of the investment sold; for GAAP, such gains and losses are recognized in income at the time of sale; (5) bonds are carried principally at amortized cost for statutory reporting and at market value for GAAP; (6) annuity and certain insurance premiums are recognized as premium income, whereas for GAAP they are recognized as deposits; (7) deferred federal income taxes are not provided for temporary differences between tax and book assets and liabilities as they are under GAAP; (8) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as financing transactions under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

      Use of Estimates: The preparation of financial statements of insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. As a provider of life insurance and annuity products, GIAC's operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits. The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

      Valuation of investments: Investments in securities are recorded in accordance with valuation procedures established by the National Association of Insurance Commissioners (NAIC). Unrealized gains and losses on investments carried at market are recorded directly to unassigned surplus. Realized gains and losses on disposition of investments are determined by the specific identification method. The Company has recorded in accordance with NAIC requirements, the net gain from the operations of the separate accounts in the operations of the general account instead of in surplus.

      Bonds: Bonds are valued principally at amortized cost. Mortgage backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective adjustment method with PSA standard prepayment rates.

      Investment in subsidiary: GIAC's investment in GISC is carried at equity in GIAC's underlying net assets. Undistributed earnings or losses are reflected as unrealized capital gains and losses directly in unassigned surplus. Dividends received from GISC are recorded as investment income and amounted to $14,000,000 in 1998, $10,000,000 in 1997 and $9,500,000 in 1996.

      Short-Term Investments: Short-term investments are stated at amortized cost and consist primarily of investments having maturities at the date of purchase of six months or less. Market values for such investments approximate carrying value.

      Loans on Policies: Loans on policies are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Investment Reserves: In compliance with regulatory requirements, the Company maintains the Asset Valuation Reserve (AVR) and the Interest Maintenance Reserve (IMR). The AVR is intended to stabilize surplus against market fluctuations in the value of equities and credit related declines in the value of bonds. Changes in the AVR are recorded directly to unassigned surplus. The IMR captures net after-tax realized capital gains which result from changes in the overall level of interest rates for fixed income investments and amortizes these net capital gains into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR, consistent with prior years. Any net negative IMR amounts are treated as a non-admitted asset.

      Contract and Policy Reserves: Fixed deferred reserves represent the fund balance left to accumulate at interest under fixed annuity contracts that were offered directly by the Company, a fixed rate option that is offered to variable annuity contractowners and a single premium deferred annuity that is offered by the Company. The Company no longer offers the fixed annuity contracts.

      The estimated fair value of contractholder account balances within the fixed deferred reserves has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions and are only guaranteed for one year.

      The interest rate credited on fixed annuity contracts included in fixed deferred reserves for 1998 was 5.75%. The interest rate credited on the fixed rate option that is offered to certain variable annuity contractowners ranged from 5.25% to 5.50% during 1998. For the fixed rate option currently issued, the issue and renewal interest rates credited vary from month to month and ranged from 5.00% to 5.40% in 1998. For single premium deferred annuities the rates ranged from 5.00% to 6.00% in 1998. Fixed immediate reserves are a liability within the general account for those annuitants that have elected a fixed annuity payout option. The immediate contract reserve is computed using the 1971 IAM Table and the 1983 IAM Table and a 4% discount rate.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

      The loan collateral fund reserve is the cash value of loaned variable life policyowner account values. The reserve is credited with interest at 4% per annum for single premium variable life policyowners, 6.5% for annual pay variable life and group universal life policyowners and 7% for other variable life policyowners.

      Non-admitted Assets: Certain assets designated as "non-admitted assets" in accordance with rules and regulations of the Department of Insurance of the State of Delaware are charged directly to unassigned surplus. At December 31, 1998 and 1997 non-admitted assets consisted of agents' balances and miscellaneous receivables in the amounts of $24,493 and $82,380, respectively.

      Acquisition Costs: Commissions and other costs incurred in acquiring new business are charged to operations as incurred.

      Premiums and Other Revenues: Premiums and annuity considerations are recognized for funds received on variable life insurance and annuity products. Corresponding transfers to/from separate accounts are included in the expenses.

      Revenue also includes service fees from the separate accounts consisting of mortality and expense charges, annual administration fees, charges for the cost of term insurance related to variable life policies and penalties for early withdrawals. Services fees were not charged on separate account assets of $239,935,035 and $162,522,811 at December 31, 1998 and 1997, respectively, which represent investments in The Guardian's employee benefit plans.

      Federal Income Taxes: The provision for federal income taxes is based on income from operations currently taxable, as well as accrued market discount on bonds. Realized gains and losses are reported after adjustment for the applicable federal income taxes. The taxable portion of unrealized appreciation of the Company's separate account investments is included in operations for 1997 and 1996.

      Other: Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the 1998 presentation.

NOTE 3 -- FEDERAL INCOME TAXES

      The Company's federal income tax return is consolidated with its parent, The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with the tax sharing agreement between and among the parent and participating subsidiaries, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Estimated payments are made between the members of the group during the year.

      A reconciliation of federal income tax expense, based on the prevailing corporate income tax rate of 35% for 1998, 1997 and 1996 to the federal income tax expense reflected in the accompanying financial statements is as follows:

                                                             For the years ended December 31,
                                                      --------------------------------------------
                                                              1998            1997            1996
                                                      ------------    ------------    ------------
Income tax at prevailing corporate income tax rates
   applied to pretax statutory income .............   $ 19,205,980    $ 13,873,514    $  8,270,274
Add (deduct) tax effect of:
   Adjustment for annuity and other reserves ......       (669,996)       (291,470)     (1,478,476)
   DAC Tax ........................................      1,179,820       1,712,811         867,731
   Dividend from subsidiary .......................     (4,900,000)     (3,500,000)     (3,325,000)
   Other -- net ...................................       (310,282)        278,645        (393,069)
                                                      ------------    ------------    ------------
Federal income taxes ..............................   $ 14,505,522    $ 12,073,500    $  3,941,460
                                                      ============    ============    ============

      The provision for federal income taxes includes deferred taxes in 1998, 1997 and 1996 of $140,153, $181,145 and $353,051, respectively, applicable to the difference between the tax basis and the financial statement basis of recording investment income relating to accrued market discount.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

NOTE 4 -- INVESTMENTS

      The major categories of net investment income are summarized as follows:

                                        For the years ended December 31,
                                    ---------------------------------------
                                           1998          1997          1996
                                    -----------   -----------   -----------
Fixed maturities ................   $33,923,167   $31,806,228   $28,234,145
Affiliated money market funds ...       376,734       524,277       121,733
Subsidiary ......................    14,000,000    10,000,000     9,500,000
Policy loans ....................     3,489,135     3,386,194     3,089,114
Short-term investments ..........     2,320,305     2,280,599     1,204,805
Joint venture dividend ..........     1,254,010     1,047,525       623,160
Other ...........................        58,069        59,779        55,301
                                    -----------   -----------   -----------
                                     55,421,420    49,104,602    42,828,258
Less: Investment expenses .......     1,185,948     1,110,848       461,356
                                    -----------   -----------   -----------
Net investment income ...........   $54,235,472   $47,993,754   $42,366,902
                                    ===========   ===========   ===========

      Gross realized gains and losses, less applicable federal income taxes and transfer to IMR, are summarized as follows:

                                                         For the years ended December 31,
                                                    -----------------------------------------
                                                           1998           1997           1996
                                                    -----------    -----------    -----------
Realized gains from dispositions:
   U.S. Government bonds ........................   $ 1,195,870    $   722,440    $ 1,014,811
   Corporate debt securities ....................       997,008        413,022      1,014,562
   Common stocks ................................            --            174             --
   Seed investment redeemed .....................            --             --             --
   Foreign exchange .............................        13,301          2,791         11,599
Realized losses from dispositions:
   U.S. Government bonds ........................        65,414        744,168        181,025
   Corporate debt securities ....................        39,431        399,618        617,325
   Foreign exchange .............................        10,413          5,773             --
   Short term investments .......................            --          1,218            191
                                                    -----------    -----------    -----------
   Net realized capital gains (losses) ..........     2,090,921        (12,350)     1,242,431
                                                    -----------    -----------    -----------
Federal income tax expense (benefit):
   Current ......................................       889,995       (269,216)       829,609
   Deferred .....................................      (248,651)      (209,059)      (394,759)
                                                    -----------    -----------    -----------
   Total federal income tax expense (benefit) ...       641,344       (478,275)       434,850
                                                    -----------    -----------    -----------
Transfer to IMR .................................     1,357,222         (6,202)       800,041
                                                    -----------    -----------    -----------
Net realized gains (losses) .....................   $    92,355    $   472,127    $     7,540
                                                    ===========    ===========    ===========

      The market values of bonds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, fair value is estimated by management using adjusted market prices for like securities.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

      The cost and estimated market values of investments by major investment category at December 31, 1998 and 1997 are as follows:

                                                                     December 31, 1998
                                                ---------------------------------------------------------
                                                                      Gross          Gross      Estimated
                                                                 Unrealized     Unrealized         Market
                                                        Cost          Gains         Losses          Value
                                                ------------   ------------   ------------   ------------
U.S. Treasury securities & obligations
   of U.S. government corporations
   and agencies .............................   $ 28,358,300   $  1,523,421   $     16,958   $ 29,864,763
Obligations of states and political
   subdivisions .............................     60,246,691      1,424,844          3,176     61,668,359
Debt securities issued by foreign
   governments ..............................      7,997,622         91,952         27,557      8,062,017
Corporate debt securities ...................    439,952,307     10,035,537      2,531,389    447,456,455
Common stock of subsidiary ..................      9,698,292      7,217,706             --     16,915,998
Affiliated mutual funds .....................     23,656,682      5,440,048             --     29,096,730
                                                ------------   ------------   ------------   ------------
                                                $569,909,894   $ 25,733,508   $  2,579,080   $593,064,322
                                                ============   ============   ============   ============

                                                                    December 31, 1997
                                                ---------------------------------------------------------
                                                                      Gross          Gross      Estimated
                                                                 Unrealized     Unrealized         Market
                                                        Cost          Gains         Losses          Value
                                                ------------   ------------   ------------   ------------
U.S. Treasury securities & obligations
   of U.S. government corporations
   and agencies .............................   $ 65,358,213   $  1,550,649   $     16,198   $ 66,892,664
Obligations of states and political
   subdivisions .............................     71,909,687        795,387         41,850     72,663,224
Debt securities issued by foreign
   governments ..............................      7,062,711             --        115,745      6,946,966
Corporate debt securities ...................    340,417,221      6,143,061      1,010,829    345,549,453
Common stock of subsidiary ..................      9,398,292      2,674,851             --     12,073,143
Affiliated mutual funds .....................     23,279,949      7,271,237             --     30,551,186
                                                ------------   ------------   ------------   ------------
                                                $517,426,073   $ 18,435,185   $  1,184,622   $534,676,636
                                                ============   ============   ============   ============

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

      The amortized cost and estimated market value of debt securities at December 31, 1998 and 1997, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                             As of December 31, 1998
                                                           ---------------------------
                                                                             Estimated
                                                              Amortized         Market
                                                                   Cost          Value
                                                           ------------   ------------
Due in one year or less ................................   $ 45,493,721   $ 45,752,348
Due after one year through five years ..................    249,871,238    253,196,904
Due after five years through ten years .................    102,513,130    107,752,117
Due after ten years ....................................     67,626,976     68,332,574
                                                           ------------   ------------
                                                            465,505,065    475,033,943
Sinking fund bonds
      (including collateralized mortgage obligations) ..     71,049,855     72,017,651
                                                           ------------   ------------
                                                           $536,554,920   $547,051,594
                                                           ============   ============

                                                             As of December 31, 1998
                                                           ---------------------------
                                                                             Estimated
                                                              Amortized         Market
                                                                   Cost          Value
                                                           ------------   ------------
Due in one year or less ................................   $ 59,694,316   $ 59,737,770
Due after one year through five years ..................    234,805,896    236,867,373
Due after five years through ten years .................    103,002,869    106,604,446
Due after ten years ....................................     21,552,124     22,383,887
                                                           ------------   ------------
                                                            419,055,205    425,593,476
Sinking fund bonds
      (including collateralized mortgage obligations) ..     65,692,627     66,458,831
                                                           ------------   ------------
                                                           $484,747,832   $492,052,307
                                                           ============   ============

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

NOTE 5 -- REINSURANCE CEDED

      The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with affiliated companies and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves related to the reinsurance business and corresponding assets are held by the Company. Accordingly, policy reserves include $125,849,752 and $76,669,184 at December 31, 1998 and 1997, respectively, applicable to policies reinsured under modified coinsurance agreements. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company.

      The effect of these agreements on the components of the Company's gain from operations in the accompanying statements of operations are as follows:

                                                     For the years ended December 31,
                                               --------------------------------------------
                                                       1998            1997            1996
                                               ------------    ------------    ------------
Premiums and deposits ......................   $(65,505,954)   $(43,873,731)   $(83,250,212)
Net investment income ......................             --              --         (61,779)
Commission and expense allowances ..........     34,449,189       7,885,341      14,508,839
Reserve adjustments ........................     29,942,869      16,268,128      30,636,445
Other income ...............................      2,447,454       1,875,163         (25,000)
                                               ------------    ------------    ------------
  Revenues .................................      1,333,558     (17,845,099)    (38,191,707)

Policyholder benefits ......................     (7,606,157)    (10,975,075)    (26,873,945)
Increase in aggregate reserves .............        (35,020)     22,859,719      (5,658,260)
Reinsurance terminations ...................             --     (27,421,066)    (15,470,015)
General expenses and other taxes ...........       (337,215)        (40,452)        (81,667)
                                               ------------    ------------    ------------
  Deductions ...............................     (7,978,392)    (15,576,874)    (48,083,887)
                                               ------------    ------------    ------------
Net income (loss) from reinsurance ceded ...   $  9,311,950    $ (2,268,225)   $  9,892,180
                                               ============    ============    ============

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

NOTE 6 -- REINSURANCE ASSUMED

      The Company has entered into various coinsurance agreements with non-affiliated and affiliated companies. The Company assumes certain life and disability income policies.

      The effect of these agreements on the components of the Company's gain from operations in the accompanying statements of operations are as follows:

                                                      For the years ended December 31,
                                                --------------------------------------------
                                                        1998            1997            1996
                                                ------------    ------------    ------------
Premiums and deposits .......................   $  1,336,343    $   (389,221)   $ 41,133,358
Net investment income .......................         45,349          45,288          94,657
Other income ................................             --         (62,752)        375,404
                                                ------------    ------------    ------------
  Revenues ..................................      1,381,692        (406,685)     41,603,419

Policyholder benefits .......................      3,022,842       3,967,619       8,076,053
Increase in aggregate reserves ..............     (1,387,716)    (31,677,857)     31,556,908
Reinsurance expenses ........................             --      27,603,602        (452,476)
Other expenses ..............................        382,249       1,885,300         551,319
                                                ------------    ------------    ------------
  Deductions ................................      2,017,375       1,778,664      39,731,804
                                                ------------    ------------    ------------
Net (loss) income from reinsurance assumed ..   $   (635,683)   $ (2,185,349)   $  1,871,615
                                                ============    ============    ============

NOTE 7 -- RELATED PARTY TRANSACTIONS

      Registered representatives of the Guardian Investor Services Corporation produce a major portion of the Company's business. During 1998, 1997 and 1996, premium and annuity considerations produced by GISC amounted to $554,895,420, $564,519,265 and $528,353,595, respectively. The related commissions paid to GISC amounted to $1,946,477, $1,979,926 and $1,851,468 for 1998, 1997 and 1996,
respectively.

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $83,611,701 in 1998, $60,009,449 in 1997 and $41,129,644 in 1996, and, in the
opinion of management, were considered appropriate for the services rendered.

      The company had an investment in the Guardian Real Estate Account (GREA), which was established in 1987 under Delaware insurance law as an insurance company separate account. GIAC had contributed capital to GREA since it was established to provide for funds and to preserve liquidity. Effective December 19, 1997, GREA was liquidated and, as a result, $6,746,290 was returned to GIAC in the form of capital and there was a realized gain recorded of $969,045 included in the net gain from operations of separate accounts.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with GISC, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund. The investments as of December 31, 1998 and 1997 are as follows:

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

                                                                 1998             1997
                                                       --------------   --------------
The Guardian Park Avenue Fund .......................  $  511,588,454   $  371,662,107
The Guardian Stock Fund .............................   3,664,861,157    3,222,051,866
The Guardian Small Cap Stock Fund ...................     109,166,077       60,104,422
The Guardian Park Avenue Small Cap Fund .............      13,183,737               --
The Guardian Bond Fund ..............................     381,492,004      355,417,535
The Baillie Gifford International Fund ..............     526,434,528      442,651,457
The Baillie Gifford Emerging Markets Fund ...........      34,599,571       65,038,546
The Guardian Baillie Gifford International Fund .....       9,066,433        3,378,730
The Guardian Baillie Gifford Emerging Markets Fund ..         817,757               --
The Guardian Asset Allocation Fund ..................      39,803,636       14,910,420
The Guardian Investment Quality Bond Fund ...........       9,350,331        1,546,854
The Guardian Cash Management Fund ...................      57,953,144       22,250,501
The Guardian Cash Fund ..............................     419,482,654      368,122,449
                                                       --------------   --------------
                                                       $5,777,799,483   $4,927,134,887
                                                       ==============   ==============

      The Company, in agreement with Baillie Gifford Overseas Ltd., has a joint venture company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company maintains an investment in an affiliated money market mutual fund, The Guardian Cash Management Fund. At December 31, 1998 and 1997 this amounted to $3,025,669 and $2,888,149, respectively. The Company also maintains an investment in an affiliated small cap stock mutual fund, The Guardian Small Cap Stock Fund. At December 31, 1998 and 1997 this amounted to $26,071,061 and $27,663,037, respectively.

NOTE 8 -- SEPARATE ACCOUNTS

      The following represents a reconciliation of net transfers from GIAC to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

                                                                     For the years ended December 31,
                                                          -----------------------------------------------------
                                                                     1998               1997               1996
                                                          ---------------    ---------------    ---------------
Transfers to separate accounts ........................   $ 1,358,239,902    $ 1,054,380,697    $   767,741,428
Transfers from separate accounts ......................    (1,168,640,854)      (782,891,638)      (518,683,141)
                                                          ---------------    ---------------    ---------------
  Net transfers to separate accounts ..................       189,599,048        271,489,059        249,058,287
                                                          ---------------    ---------------    ---------------
Reconciling Adjustments:
Mortality & expense guarantees -- variable annuity ....        85,937,882         70,027,514         53,219,656
Mortality & expense guarantees -- variable life .......         2,387,487          2,021,656          1,687,711
Administrative fees -- variable annuity ...............         4,703,565          4,095,230          3,867,120
Cost of insurance -- variable life ....................        16,844,679         11,205,120          4,844,028
                                                          ---------------    ---------------    ---------------
  Total adjustments ...................................       109,873,613         87,349,520         63,618,515
                                                          ---------------    ---------------    ---------------
Transfers as reported in the Statement of
  Operations of GIAC ..................................   $   299,472,661    $   358,838,579    $   312,676,802
                                                          ===============    ===============    ===============

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

NOTE 9 -- ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES

      The following describes withdrawal characteristics of annuity actuarial reserves and deposit liabilities:

                                        For the Year Ending 1998    For the Year Ending 1997
                                        ------------------------    ------------------------
                                                Amount        %            Amount        %
                                          ------------   ------      ------------   ------
Subject to discretionary withdrawal
  with market value adjustment .......    $ 52,174,391    10.91%     $ 46,276,766    10.19%
                                          ------------   ------      ------------   ------
  total with adjustment or at
    market value .....................      52,174,391    10.91        46,276,766    10.19
  at book value without adjustment
    (minimal or no charge or
    adjustment) ......................     312,963,860    65.44       313,725,462    69.05
Not subject to discretionary
  withdrawal .........................     113,088,817    23.65        94,338,339    20.76
                                          ------------   ------      ------------   ------
Total (gross) ........................     478,227,068   100.00       454,340,567   100.00
Reinsurance ceded ....................              --       --                --       --
                                          ------------   ------      ------------   ------
Total ................................    $478,227,068   100.00%     $454,340,567   100.00%
                                          ============   ======      ============   ======

      This does not include $8,132,854,608 and $6,647,606,347 of non-guaranteed annuity reserves held in separate accounts, and $2,618,241 and $3,572,284 at December 31, 1998 and 1997, respectively, in annuity reserves being held as a loan collateral fund for loans on certain annuity contracts.

NOTE 10 -- STATUTORY FINANCIAL INFORMATION

      The following reconciles the statutory net income of the Company as reported to the regulatory authorities to consolidated GAAP net income:

                                                          For the years ended December 31,
                                                   --------------------------------------------
                                                           1998            1997            1996
                                                   ------------    ------------    ------------
Statutory net income ...........................   $ 40,461,030    $ 28,037,239    $ 19,695,432
Adjustments to restate to the basis of GAAP:
  Net income of subsidiaries ...................      4,542,855       4,326,500         142,201
  Change in deferred policy acquisition costs ..     43,181,782      41,883,919      42,525,493
  Deferred premiums ............................     (1,497,411)     (5,542,795)      3,238,115
  Re-estimation of future policy benefits ......     (9,649,126)     (3,353,249)     26,953,558
  Reinsurance ..................................      4,088,420      12,372,471     (36,353,822)
  Deferred federal income tax expense ..........    (11,950,565)    (16,212,244)    (13,074,280)
  Elimination of interest maintenance reserve ..       (266,599)       (111,783)       (333,219)
  Other, net ...................................        427,287         201,840      (2,444,872)
                                                   ------------    ------------    ------------
Consolidated GAAP net income ...................   $ 69,337,673    $ 61,601,898    $ 40,348,606
                                                   ============    ============    ============

The Guardian Insurance & Annuity Company, Inc.

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 1998

      The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder's equity:

                                                             For the years ended December 31,
                                                     -----------------------------------------------
                                                              1998             1997             1996
                                                     -------------    -------------    -------------
Statutory capital and surplus ....................   $ 227,387,038    $ 182,704,232    $ 153,780,908
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs .............     313,617,745      267,369,685      221,475,216
   Elimination of asset valuation reserve ........      29,566,970       26,305,528       15,121,269
   Re-estimation of future policy benefits .......      46,905,628       41,283,947       31,167,840
   Establishment of deferred federal income tax ..     (98,820,880)     (84,703,745)     (65,164,526)
   Unrealized gains on investments ...............      11,711,227        7,852,564        2,313,203
   Other liabilities .............................     (48,126,550)     (33,486,652)     (32,389,767)
   Deferred premiums .............................      (7,848,934)      (7,024,891)      (1,482,096)
   Other, net ....................................      (5,026,655)      (3,468,519)      (2,215,098)
                                                     -------------    -------------    -------------
     Consolidated GAAP stockholder's equity ......   $ 469,365,589    $ 396,832,149    $ 322,606,949
                                                     =============    =============    =============

                         The Guardian Separate Account D
                                  (Individual)

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) The following financial statements have been incorporated by reference or are included in Part B:


          (1) The Guardian Separate Account D (incorporated by reference into Part B):
               Statement of Assets and Liabilities as of December 31, 1998 Statement of Operations for the Year Ended December 31, 1998 Statements of Changes in Net Assets for the Two Years Ended December 31, 1998 and 1997
               Notes to Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc. (included in Part
               B):
               Statutory Basis Balance Sheets as of December 31, 1998 and 1997 Statutory Basis Statements of Operations for the Three Years Ended December 31, 1998, 1997 and 1996
               Statutory Basis Statements of Changes in Common Stock and Surplus for the Three Years Ended December 31, 1998, 1997 and 1996 Statutory Basis Statements of Cash Flow for the Three Years Ended December 31, 1998, 1997 and 1996

               Notes to Statutory Basis Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants


     (b)  Exhibits


               Number   Description
               ------   -----------
               1        Resolutions of the Board of Directors of The Guardian
                        Insurance & Annuity Company, Inc. establishing Separate
                        Account D (1)
               2        Not Applicable
               3        Underwriting and Distribution Contracts:
                        (a) Distribution and Service Agreement between The
                            Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation, as
                            amended (1)
                        (b) Form of Broker-Dealer Supervisory and Service
                            Agreement (1)
               4        Specimen of Variable Annuity Contract (1)
               5        Form of Application for Variable Annuity Contract
               6        (a) Certificate of Incorporation of The Guardian
                            Insurance & Annuity Company, Inc. (1)
                        (b) By-laws of The Guardian Insurance & Annuity Company,
                            Inc. (1)
               7        Automatic Indemnity Reinsurance Agreement between The
                        Guardian Insurance & Annuity Company, Inc. and The
                        Guardian Life Insurance Company of America, as amended (1)

               8        Amended and Restated Agreement for Services and
                        Reimbursement Therefore, between The Guardian Life
                        Insurance Company of America and The Guardian Insurance
                        & Annuity Company, Inc. (1)
               9        Opinion and Consent of Counsel (1)
               10       Consent of PricewaterhouseCoopers LLP
               11       Not Applicable
               12       Not Applicable
               13       Powers of Attorney executed by a majority of the Board
                        of Directors and principal officers of The Guardian
                        Insurance & Annuity Company, Inc. (1)



1. Incorporated by reference to the Registration Statement on Form N-4 (Reg. 33-31755), as previously filed on April 24, 1998.

Item 25. Directors and Officers of the Depositor

     The following is a list of directors and officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 201 Park Avenue South, New York, New York 10003.

Name
Positions with GIAC
-------------------
Joseph D. Sargent         President, Chief Executive Officer & Director
John M. Smith             Executive Vice President & Director
Edward K. Kane            Executive Vice President & Director
Frank J. Jones            Executive Vice President, Chief Investment Officer
                            & Director
Philip H. Dutter          Director
Arthur V. Ferrara         Director
Leo R. Futia              Director
Peter L. Hutchings        Director
William C. Warren         Director

Thomas G. Sorrell         Vice President

Howard G. Most            Vice President
Robert J. Crimmins        Vice President

Charles G. Fisher         Vice President & Actuary

Ryan W. Johnson           Vice President, Equity Sales
Eileen McDonnell          Vice President, Group Pensions
Frank L. Pepe             Vice President & Controller
Richard T. Potter, Jr.    Vice President and Counsel
Donald P. Sullivan, Jr.   Vice President
Joseph A. Caruso          Vice President & Secretary
Earl Harry                Treasurer
Ann T. Kearney            Second Vice President
Alexander M. Grant, Jr.   Second Vice President

Paul Iannelli             Second Vice President
Peggy L. Coppola          Second Vice President

Item 26. Persons Controlled by or under Common Control with Registrant


The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of Febraury 28, 1999:

                                                                     100% Percentage of
                                           State of Incorporation    Voting Securities
              Name of Entity                   or Organization             Owned
               ------------                  ------------------        -------------
The Guardian Insurance &                          Delaware               100%
 Annuity Company, Inc.
Guardian Asset Management                         Delaware               100%
 Corporation
Park Avenue Life Insurance                        Delaware               100%
 Company
Guardian Reinsurance Services                    Connecticut             100%
 Inc.
Private Healthcare Systems, Inc.                  Delaware                48%
Managed Dental Care, Inc.                        California              100%
The Guardian Baillie Gifford
  International Fund                            Massachusetts             22%
The Guardian Investment Quality Bond Fund       Massachusetts             34%
Baillie Gifford International Fund                Maryland                24%
Baillie Gifford Emerging Markets Fund             Maryland                33%
The Guardian Tax-Exempt Bond Fund               Massachusetts             89%
The Guardian Asset Allocation Fund              Massachusetts             11%
The Guardian Park Avenue Small Cap Fund         Massachusetts             19%
The Guardian Baillie Gifford Emerging
  Markets Fund                                  Massachusetts             76%
The Guardian High Yield Bond Fund               Massachusetts             91%
The Guardian Small Cap Stock Fund               Maryland                  33%

     The following list sets forth the persons directly controlled by affiliates of Guardian Life, and thereby indirectly controlled by Guardian Life, as of February 28, 1999:

                                                                Approximate
                                                            Percentage of Voting
                                                              Securities Owned
                                    Place of Incorporation    by Guardian Life
              Name of Entity           or Organization           Affiliates
               ------------           -------------------      --------------
Guardian Investor Services                 New York              100%
 Corporation
Guardian Baillie Gifford Limited           Scotland               51%
The Guardian Cash Fund, Inc.               Maryland              100%
The Guardian Bond Fund, Inc.               Maryland              100%
The Guardian Stock Fund, Inc.              Maryland              100%
GIAC Funds, Inc.                           Maryland              100%
Park Avenue Securities LLC                 Delaware              100%
The Guardian Park Avenue Fund              Massachusetts          16%


Item 27. Number of Contractowners


      Type of Contract                      Number as of April 1, 1999
      ----------------                      --------------------------
      Individual (Non-Qualified)                    29,337
      Individual (Qualified)                        50,958
      Group (Qualified)                                726
                                                    81,021
                      Total

Item 28. Indemnification

     Reference is made to Article VIII of GIAC's By-Laws, as supplemented by
Section 3.2 of the Certificate of Incorporation of GIAC, filed as Exhibits 6(b) and 6(a), respectively, to this Registration Statement and incorporated herein by reference.

Item 29. Principal Underwriters

     (a) Guardian Investor Services Corporation ("GISC") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Stock Fund, Inc.; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following ten series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Park Avenue Tax-Efficient Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund., and GIAC Funds, Inc. (formerly, GBG Funds, Inc.) a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account K and The Guardian Separate Account M, which are all registered as unit investment trusts under the 1940 Act.


      (b) The following is a list of directors and officers of GISC. The principal business address of each person is 201 Park Avenue South, New York, New York 10003.


     Name                              Position(s) with GISC
     ----                              ---------------------
     John M. Smith                     President & Director
     Arthur V. Ferrara                 Director
     Leo R. Futia                      Director
     Peter L. Hutchings                Director
     Philip H. Dutter                  Director
     Joseph D. Sargent                 Director
     William C. Warren                 Director
     Frank J. Jones                    Director

     Ryan W. Johnson                   Senior Vice President & National Sales
                                       Director

     Frank L. Pepe                     Vice President & Controller
     Richard T. Potter, Jr.            Vice President and Counsel
     Donald P. Sullivan, Jr.           Vice President

     Name                              Position(s) with GISC
     ----                              ---------------------

     Alexander M. Grant, Jr.           Second Vice President
     Ann T. Kearney                    Second Vice President
     Peggy L. Coppola                  Second Vice President
     Earl C. Harry                     Treasurer
     Joseph A. Caruso                  Vice President & Secretary

Item 30. Location of Accounts and Records

     Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31. Management Services

     None.

Item 32. Undertakings

(a) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(b) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account D certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th day of April, 1999.

                                        The Guardian Separate Account D
                                          (Registrant)

                                        By: THE GUARDIAN INSURANCE & ANNUITY
                                            COMPANY, INC.
                                              (Depositor)



                                        By: /s/ John M. Smith
                                            --------------------------------
                                            John M. Smith
                                            Executive Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


  s/JOSEPH D. SARGENT *                      President, Chief Executive
------------------------------                 Officer and Director
    Joseph D. Sargent
(Principal Executive Officer)


  s/FRANK J. JONES*                          Executive Vice President, Chief
------------------------------                  Investment Officer and Director
    Frank J. Jones
(Principal Financial Officer)


  s/FRANK L. PEPE*                           Vice President and Controller
------------------------------
    Frank L. Pepe
(Principal Accounting Officer)



  s/JOHN M. SMITH                            Executive Vice President
------------------------------                 and Director
    John M. Smith



 s/ARTHUR D. FERRARA *                       Director
------------------------------
   Arthur D. Ferrara


 s/WILLIAM C. WARREN*                        Director
------------------------------
   William C. Warren


 s/EDWARD K. KANE*                           Executive Vice President
------------------------------                 and Director
   Edward K. Kane


  s/LEO R. FUTIA*                            Director
------------------------------
    Leo R. Futia


  s/PHILIP H. DUTTER*                        Director
------------------------------
    Philip H. Dutter



  s/PETER L. HUTCHINGS*
------------------------------               Director
    Peter L. Hutchings


By /s/ JOHN M. SMITH                         Date: April 30, 1999
   --------------------------------
           John M. Smith
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number      Description
------      -----------




10(a)       Consent of PricewaterhouseCoopers LLP